MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                               SEMI-ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                  JUNE 30, 2002

   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

  All America Fund ........................................................    7

  Equity Index Fund .......................................................   15

  Mid-Cap Equity Index Fund ...............................................   20

  Aggressive Equity Fund ..................................................   24

  Bond Fund ...............................................................   26

  Money Market Fund .......................................................   29

Statement of Assets and Liabilities .......................................   30

Statement of Operations ...................................................   31

Statements of Changes in Net Assets .......................................   33

Financial Highlights ......................................................   35

Notes to Financial Statements .............................................   37

--------------------------------------------------------------------------------
                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      The year 2002 has presented serious challenges to the American economy. The country has been recovering from both last September's terrorist acts and an economic recession. The U.S. economy reportedly grew at an annual rate of 6.1 percent during the first quarter of 2002, although that figure has since been adjusted downward. Regardless of the actual number, optimism was abundant among economists for a continued recovery, with projections of 2.3 percent growth (annualized) for the quarter ended June 30. Instead, Gross Domestic Product grew at an annual rate of only 1.1 percent during the quarter. Consumers, concerned by the sluggish job market and persistent unemployment among those looking for jobs, have put the brakes on spending, one of the pillars that has supported the economy during its downturn.

      The Federal government's financing needs have increased, due to economic factors and the looming deficit (as compared to last year's surplus). Recent Treasury auctions have been larger than prior years, yet have been very well received. The Federal Reserve cut short-term rates drastically in 2001, with the Fed Funds rate targeted at a 40-year low of 1.75 percent. Longer rates have been steadier, despite the discontinuance of the sale of 30-year Treasury bonds. The 10-year bond (at 4.8 percent at the end of June) was yielding only slightly less than its 5 percent yield at the end of last December.

      For the first six months of 2002, the Standard & Poor's 500 Stock Index was down 13.2 percent and the Nasdaq was down 24.9 percent. Concern over the profit potential of most companies, coupled with a few large, widely publicized management scandals, has made investors very wary.

      Compared to their benchmarks, the equity fund's performance has been relatively favorable, despite the uncertain economic climate and tumultuous fluctuations in the marketplace. The portfolio managers will continue to exert diligence in managing the assets under their control.

      The  total  return   performance   for  each  of  the  Mutual  of  America
Institutional Funds for the six months ended June 30, 2002 is reflected below:

                    Total Returns-Six Months to June 30, 2002

      All America Fund .................................           -10.2%
      Equity Index Fund ................................           -13.2%
      Mid-Cap Equity Index Fund ........................           - 3.4%
      Aggressive Equity Fund ...........................           + 2.3%
      Bond Fund ........................................           + 3.2%
      Money Market Fund ................................           + 0.7%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical  performance  compared  with an  appropriate  index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                    Sincerely,

                                    /s/ Dolores Morrissey

                                    Dolores Morrissey
                                    Chairman of the Board and President,
                                    Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The past year has been one of drama and challenge for the U.S. equity market. Investors had to cope not only with acts of terrorism, but with the threat of additional terrorist actions. Along with a profit recession, accounting scandals and several high-profile, alleged management misdeeds, these issues have cast a pall on the market, despite a very strong economic rebound in the first quarter, followed by continued, albeit slower, growth in the second quarter. Valuation concerns during a period of uncertain growth and little corporate visibility into the future are likely to blame for the market's inability to maintain upward momentum. The stock market continues to perform in an orderly, although volatile, manner, despite all the issues facing it.

      The investment objective of the All America Fund is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index, with the remaining 40% actively managed, using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value. Mutual of America Capital Management Corporation manages the value assets and the small-cap growth assets. A sub-advisor manages the large-cap growth assets.

      The Fund's return for the 12 months ended June 30, 2002 was -17.5% versus the benchmark return of -18.0%. Each internally managed portion of the Fund outperformed its respective benchmark, while the one sub-advisor lagged its benchmark.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

             Dates              All America Fund            S&P 500
             -----              ----------------           ---------
            5/1/1996                10,000                  10,000
           6/30/1996                10,103                  10,301
           6/30/1997                12,883                  13,875
           6/30/1998                15,883                  18,060
           6/30/1999                18,940                  22,168
           6/30/2000                22,225                  23,773
           6/30/2001                18,031                  20,248
           6/30/2002                14,877                  16,605

           ------------------------------------------------------
                              All America Fund
                              ----------------
                                                 Total Return
              Period              Growth         ------------
              Ended                 of          Cumu-     Average
              6/30/2002           $10,000      lative     Annual
             ----------------------------------------------------
              1 Year             $ 8,251        -17.5%    -17.5%
              5 Years            $11,548         15.5%      2.9%
              Since 5/1/96
               (Inception)       $14,877         48.8%      6.7%
             ----------------------------------------------------

             ----------------------------------------------------
                               S&P 500 INDEX
                               -------------
                                                 Total Return
              Period              Growth         ------------
              Ended                 of          Cumu-     Average
              6/30/2002           $10,000      lative     Annual
             ----------------------------------------------------
              1 Year             $ 8,201        -18.0%    -18.0%
              5 Years            $11,967         19.7%      3.7%
              Since 5/1/96
               (Inception)       $16,605         66.0%      8.6%
             ----------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The past year has been one of drama and challenge for the U.S. equity market. Investors had to cope not only with acts of terrorism, but also with the threat of additional terrorist actions. Along with a profit recession, accounting scandals and several high-profile, alleged management misdeeds, these issues have cast a pall on the market, despite a very, strong economic rebound in the first quarter, followed by continued, albeit slower, growth in the second quarter. Valuation concerns during a period of uncertain growth and little corporate visibility into the future are likely to blame for the market's inability to maintain upward momentum. The stock market continues to perform in an orderly, although volatile, manner, despite all the issues facing it.

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P 500 Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in this Index tend to be market leaders. In July 2002, Standard & Poor's changed the composition of the Index by removing seven companies (five Canadian and two European), replacing them with seven U.S.-headquartered firms. For the 12 months ended June 30, 2002, only two sectors -- consumer staples and materials -- had positive returns. The weakest sectors were telecom and technology, as the once almost-infinite growth stories evaporated. Market trends will likely remain uncertain until there is better corporate profit visibility and a recovery (or at least a hint of a recovery) in capital expenditure spending.

      The Fund's performance for the 12 months ended June 30, 2002 was -18.2%, in line with the benchmark return of -18.0%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

              Dates             Equity Index Fund          S & P 500
              -----             -----------------          ---------
             5/3/1999                10,000                  10,000
            6/30/1999                10,145                  10,306
            6/30/2000                10,839                  11,052
            6/30/2001                 9,235                   9,413
            6/30/2002                 7,553                   7,719

            -----------------------------------------------------
                              Equity Index Fund
                              -----------------
                                                Total Return
             Period              Growth         ------------
             Ended                 of          Cumu-     Average
             6/30/2002           $10,000      lative     Annual
            -----------------------------------------------------
             1 Year              $8,179        -18.2%    -18.2%
             Since 5/3/99
              (Inception)        $7,553        -24.5%     -8.5%
            -----------------------------------------------------

            -----------------------------------------------------
                               S&P 500 Index
                               -------------
                                                Total Return
             Period              Growth         ------------
             Ended                 of          Cumu-     Average
             6/30/2002           $10,000      lative     Annual
            -----------------------------------------------------
             1 Year              $8,201        -18.0%    -18.0%
             Since 5/3/99
              (Inception)        $7,719        -22.8%     -7.9%
            -----------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The S&P MidCap 400 Index outperformed the companies within the large-cap S&P 500 Index, continuing a recent trend. The Fund's performance for the 12-month period ended June 30, 2002 was -4.9% versus the -4.7% return of the S&P MidCap 400 Index.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

           Dates              Mid Cap Eq. Index Fund            S & P 500
           -----              ---------------------            ---------
          9/1/2000                   10,000                     10,000
         6/30/2001                    9,525                      9,642
         6/30/2002                    9,054                      9,187

             -----------------------------------------------------
                         Mid-Cap Equity Index Fund
                         -------------------------
                                                 Total Return
              Period              Growth         ------------
              Ended                 of          Cumu-     Average
              6/30/2002           $10,000      lative     Annual
             -----------------------------------------------------
              1 Year              $9,506         -4.9%     -4.9%
              Since 9/1/00
                (Inception)       $9,054         -9.5%     -5.3%
             -----------------------------------------------------

             -----------------------------------------------------
                            S&P MidCap 400 Index
                            --------------------
                                                 Total Return
              Period              Growth         ------------
              Ended                 of          Cumu-     Average
              6/30/2002           $10,000      lative     Annual
             -----------------------------------------------------
              1 Year              $9,528         -4.7%     -4.7%
              Since 9/1/00
               (Inception)        $9,187         -8.1%     -4.5%
             -----------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             AGGRESSIVE EQUITY FUND

      For the 12 months ended June 30, 2002, small-cap stocks continued to outperform large-cap stocks, due, perhaps, to investors seeking companies with better valuations and less controversy. Within the Russell 2000(R) Index, value outperformed growth by a significant margin for the period. Small caps, however, did not totally escape macro issues affecting the market, as reflected in the negative returns for the Russell 2000(R) Growth Index. For the one-year period ended June 30, 2002, the sectors with positive performance were consumer staples, financials, consumer discretionary, auto and transportation, and materials and processing. While a higher-than-average number of companies have reported better-than-expected earnings, the market has not responded to this news -- the lack of long-term profit visibility suggests that a recovery could be only tentative.

      The objective of the Aggressive Equity Fund is capital appreciation through investing in both growth and value stocks, with the respective weightings to be determined by market conditions. Over the 12-month period ended June 30, 2002, the Fund returned -2.3% versus the -8.6% return for the Russell 2000(R) Index.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

             Dates             Aggressive Equity            S & P 500
             -----             -----------------            ---------
            9/1/2000                10,000                   10,000
           6/30/2001                 8,725                    9,654
           6/30/2002                 8,527                    8,823

             -----------------------------------------------------
                             Aggressive Equity Fund
                             ----------------------
                                                 Total Return
              Period              Growth         ------------
              Ended                 of          Cumu-     Average
              6/30/2002           $10,000      lative     Annual
             -----------------------------------------------------
              1 Year              $9,772         -2.3%     -2.3%
              Since 9/1/00
                (Inception)       $8,527        -14.7%     -8.3%
             -----------------------------------------------------

             -----------------------------------------------------
                               Russell 2000 Index
                               ------------------
                                                 Total Return
              Period              Growth         ------------
              Ended                 of          Cumu-     Average
              6/30/2002           $10,000      lative     Annual
             -----------------------------------------------------
              1 Year              $9,140         -8.6%     -8.6%
              Since 9/1/00
                (Inception)       $8,823        -11.8%     -6.6%
             -----------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                MONEY MARKET FUND

      The Institutional Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper, the Fund returned 2.1% for the 12 months ended June 30, 2002. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate from 3.75% to 1.75% in an attempt to stimulate the economy. The seven-day effective yield as of August 20, 2002 is 1.6%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other US. Government agency insures or guarantees the Institutional Fund's investments in shares of the Money Market Fund.

                                    BOND FUND

      The Institutional Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the 12 months ended June 30, 2002, the Fund returned 6.0%. The Fund's benchmark, the Lehman Brothers Aggregate Bond Index returned 8.6% and the Lehman Brothers Government/Credit Bond Index, which is over 50% invested in U.S. Government issues returned 8.2% for the same period. The Fund continued to underweight government securities and emphasized higher yielding, but more volatile, corporate issues. This volatility has risen to unprecedented levels, due to a weakening domestic economy and well-publicized accounting and corporate governance issues. As these are resolved, expect corporate bond prices to rise and yield relationships to revert to historical ranges. This will enable the Fund to outperform the more stable issues that dominate the Lehman Brothers Aggregate Bond and Government/Credit Bond indices.

      The Institutional Bond Fund has recently increased its holdings of mortgage-backed securities, based on market conditions and a growing preference for portfolios that are diversified among government, corporate and mortgage-backed securities. Consequently, the comparative index for the Fund has been changed to the Lehman Brothers Aggregate Bond Index, which includes a significant mortgage-backed securities component. The Fund's previous benchmark, the Lehman Brothers Government/Credit Index, does not include any mortgage-backed securities.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

     Dates             Bond Fund             Lehman ABI            Lehman GCI
     -----             ---------             ----------            ----------
    5/1/1996             10,000                10,000                10,000
   6/28/1996             10,074                10,114                10,116
   6/30/1997             10,748                10,939                10,900
   6/30/1998             11,884                12,092                12,129
   6/30/1999             12,116                12,471                12,457
   6/30/2000             12,234                13,039                12,991
   6/30/2001             13,267                14,504                14,438
   6/30/2002             14,060                15,755                15,628

              ----------------------------------------------------
                                    Bond Fund
                                    ---------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               6/30/2002           $10,000      lative     Annual
              ----------------------------------------------------
               1 Year             $10,597          6.0%      6.0%
               5 Years            $13,081         30.8%      5.5%
               Since 5/1/96
                (Inception)       $14,060         40.6%      5.7%
              ----------------------------------------------------

              ----------------------------------------------------
                       Lehman Bros. Aggregate Bond Index
                       ---------------------------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               6/30/2002           $10,000      lative     Annual
              ----------------------------------------------------
               1 Year             $10,863          8.6%      8.6%
               5 Years            $14,402         44.0%      7.6%
               Since 5/1/96
                (Inception)       $15,755         57.6%      7.7%
              ----------------------------------------------------

              ----------------------------------------------------
                    Lehman Bros. Gov't./Credit Bond Index
                    -------------------------------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               6/30/2002           $10,000      lative     Annual
              ----------------------------------------------------
               1 Year             $10,824          8.2%      8.2%
               5 Years            $14,337         43.4%      7.5%
               Since 5/1/96
                 (Inception)      $15,628         56.3%      7.5%
              ----------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of each Index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
INDEXED ASSETS:
COMMON STOCKS
   3M Company ........................................        1,106  $   136,038
   ADC Telecommunications, Inc.* .....................        2,256        5,166
   AES Corp.* ........................................        1,518        8,228
   Alcoa, Inc. .......................................        2,405       79,726
   AMR Corp.* ........................................          441        7,435
   AOL Time Warner Inc.* .............................       12,647      186,037
   AT&T Corp. ........................................       10,789      115,442
   AT&T Corp.* .......................................        7,686       44,963
   Abbott Laboratories ...............................        4,433      166,902
   Ace, Ltd.* ........................................          745       23,542
   Adobe Systems, Inc. ...............................          681       19,409
   Advanced Micro Devices, Inc.* .....................          970        9,428
   Aetna, Inc. .......................................          414       19,860
   Aflac, Inc. .......................................        1,471       47,072
   Agilent Technologies, Inc.* .......................        1,319       31,194
   Air Products & Chemicals, Inc. ....................          645       32,553
   Alberto-Culver Co. ................................          164        7,839
   Albertson's, Inc. .................................        1,155       35,181
   Alcan Inc. ........................................          912       34,218
   Allegheny Energy, Inc. ............................          356        9,167
   Allegheny Technologies, Inc. ......................          229        3,618
   Allergan, Inc. ....................................          367       24,497
   Allied Waste Industries, Inc.* ....................          560        5,376
   Allstate Corp. ....................................        2,015       74,515
   Alltel Corp. ......................................          883       41,501
   Altera Corp.* .....................................        1,091       14,838
   AmSouth Bancorporation ............................        1,027       22,984
   Ambac Financial Group, Inc. .......................          301       20,227
   Amerada Hess Corp. ................................          253       20,873
   Ameren Corp. ......................................          410       17,634
   American Electric Power, Inc. .....................          963       38,539
   American Express Co. ..............................        3,777      137,181
   American Greetings Corp. Cl A* ....................          185        3,082
   American Int'l. Group, Inc. .......................        7,421      506,335
   American Power Conversion* ........................          557        7,035
   American Standard Cos., Inc.* .....................          206       15,471
   Amerisource Bergen Corp. ..........................          298       22,648
   Amgen, Inc.* ......................................        2,951      123,588
   Anadarko Petroleum Corp. ..........................          705       34,757
   Analog Devices, Inc.* .............................        1,037       30,799
   Andrew Corp.* .....................................          279        4,163
   Anheuser-Busch Cos., Inc. .........................        2,490      124,500
   Aon Corp. .........................................          773       22,788
   Apache Corp. ......................................          408       23,452
   Apollo Group, Inc. Cl A* ..........................          490       19,316
   Apple Computer, Inc.* .............................        1,010       17,897
   Applera Corp.-Applied Biosys ......................          603       11,752
   Applied Materials, Inc.* ..........................        4,652       88,481
   Applied Micro Circuits, Corp.* ....................          850        4,021
   Archer-Daniels-Midland Co. ........................        1,851       23,674
   Ashland, Inc. .....................................          197        7,979
   AutoZone, Inc.* ...................................          300       23,190
   Autodesk, Inc. ....................................          326        4,320
   Automatic Data Processing, Inc. ...................        1,761       76,692
   Avaya Inc.* .......................................        1,026        5,079
   Avery Dennison Corp. ..............................          312       19,578
   Avon Products, Inc. ...............................          672       35,105
   BB & T Corp. ......................................        1,361       52,535
   BJ Services Co.* ..................................          445       15,077
   BMC Software, Inc.* ...............................          690       11,454
   Baker Hughes, Inc. ................................          958       31,892
   Ball Corp. ........................................          161        6,678
   Bank One Corp. ....................................        3,334      128,292
   Bank of America Corp. .............................        4,372      307,614
   Bank of New York Co., Inc. ........................        2,067       69,761
   Bard (C.R.), Inc. .................................          149        8,430
   Barrick Gold Corp. ................................        1,537       29,188
   Bausch & Lomb, Inc. ...............................          153        5,179
   Baxter International, Inc. ........................        1,707       75,876
   Bear Stearns Cos., Inc. ...........................          283       17,320
   Becton Dickinson & Co. ............................          734       25,286
   Bed Bath & Beyond, Inc.* ..........................          829       31,286
   BellSouth Corp. ...................................        5,324      167,706
   Bemis Co. .........................................          150        7,125
   Best Buy Co., Inc.* ...............................          910       33,033
   Big Lots, Inc. ....................................          329        6,475
   Biogen, Inc.* .....................................          422       17,483
   Biomet, Inc. ......................................          761       20,638
   Black & Decker Corp. ..............................          228       10,990
   Block (H. & R.), Inc. .............................          521       24,044
   Boeing Co. ........................................        2,383      107,235
   Boise Cascade Corp. ...............................          165        5,697
   Boston Scientific Corp.* ..........................        1,153       33,806
   Bristol-Myers Squibb Co. ..........................        5,505      141,479
   Broadcom Corp. Cl A* ..............................          763       13,383
   Brown-Forman Corp. Cl B ...........................          194       13,386
   Brunswick Corp. ...................................          256        7,168
   Burlington Northern Santa Fe ......................        1,088       32,640
   Burlington Resources, Inc. ........................          571       21,698
   Cigna Corp. .......................................          400       38,968
   Cinergy Corp. .....................................          475       17,095
   CMS Energy Corp. ..................................          383        4,205
   CSX Corp. .........................................          603       21,135
   CVS Corp. .........................................        1,113       34,058
   Calpine Corp.* ....................................        1,062        7,466
   Campbell Soup Co. .................................        1,165       32,224
   Capital One Financial Corp. .......................          624       38,095
   Cardinal Health, Inc. .............................        1,283       78,789
   Carnival Corp. ....................................        1,666       46,132
   Caterpillar, Inc. .................................          977       47,824
   Cendant Corp.* ....................................        2,963       47,052
   Centex Corp. ......................................          174       10,055
   CenturyTel, Inc. ..................................          401       11,830
   Charles Schwab Corp. ..............................        3,895       43,624
   Charter One Financial, Inc. .......................          638       21,934
   ChevronTexaco Corp. ...............................        3,032      268,332
   Chiron Corp.* .....................................          540       19,089
   Chubb Corp. .......................................          487       34,480
   Ciena Corp.* ......................................        1,220        5,112
   Cincinnati Financial Corp. ........................          461       21,450
   Cintas Corp. ......................................          482       23,825
   Circuit City Group, Inc. ..........................          596       11,175
   Cisco Systems, Inc.* ..............................       20,795      290,090
   Citigroup, Inc. ...................................       14,619      566,486
   Citizens Communications Co.* ......................          800        6,688
   Citrix Systems, Inc.* .............................          517        3,123
   Clear Channel Communications* .....................        1,740       55,715
   Clorox Co. ........................................          654       27,043
   Coca-Cola Co. .....................................        7,054      395,024
   Coca-Cola Enterprises, Inc. .......................        1,269       28,020
   Colgate-Palmolive Co. .............................        1,554       77,778
   Comcast Corp. Cl A* ...............................        2,686       64,034
   Comerica, Inc. ....................................          501       30,761
   Computer Associates Intl., Inc. ...................        1,643       26,107
   Computer Sciences Corp.* ..........................          485       23,183
   Compuware Corp.* ..................................        1,061        6,440
   Comverse Technology Inc.* .........................          531        4,917
   ConAgra Foods Inc. ................................        1,526       42,194

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Concord EFS, Inc.* ................................        1,450  $    43,703
   Conoco, Inc. ......................................        1,780       49,484
   Conseco, Inc.* ....................................          983        1,966
   Consolidated Edison, Inc. .........................          604       25,217
   Constellation Energy Group ........................          466       13,672
   Convergys Corp.* ..................................          491        9,565
   Cooper Industries Ltd. ............................          264       10,375
   Cooper Tire & Rubber Co. ..........................          208        4,274
   Coors (Adolph) Co. Cl B ...........................          102        6,355
   Corning, Inc.* ....................................        2,699        9,581
   Costco Wholesale Corp.* ...........................        1,290       49,820
   Countrywide Credit Industries .....................          351       16,936
   Crane Co. .........................................          170        4,315
   Cummins Inc. ......................................          118        3,906
   DTE Energy Co. ....................................          458       20,445
   Dana Corp. ........................................          422        7,820
   Danaher Corp. .....................................          429       28,464
   Darden Restaurants, Inc. ..........................          492       12,152
   Deere & Co. .......................................          675       32,333
   Dell Computer Corp.* ..............................        7,373      192,730
   Delphi Corporation ................................        1,593       21,028
   Delta Air Lines, Inc. .............................          350        7,000
   Deluxe Corp. ......................................          180        7,000
   Devon Energy Corp. ................................          444       21,880
   Dillard's Inc. Cl A ...............................          239        6,283
   Disney (Walt) Co. .................................        5,796      109,544
   Dollar General Corp. ..............................          945       17,983
   Dominion Resources, Inc. ..........................          786       52,033
   Donnelley (R.R.) & Sons Co. .......................          322        8,871
   Dover Corp. .......................................          576       20,160
   Dow Chemical Co. ..................................        2,578       88,632
   Dow Jones & Co., Inc. .............................          239       11,580
   Du Pont (E.I.) de Nemours & Co. ...................        2,821      125,252
   Duke Energy Corp. .................................        2,357       73,303
   Dynergy, Inc. .....................................        1,026        7,387
   EMC Corp.* ........................................        6,315       47,678
   EOG Resources, Inc. ...............................          330       13,101
   Eastman Chemical Co. ..............................          220       10,318
   Eastman Kodak Co. .................................          828       24,153
   Eaton Corp. .......................................          199       14,477
   Ecolab, Inc. ......................................          366       16,920
   Edison International* .............................          925       15,725
   El Paso Corp. .....................................        1,637       33,739
   Electronic Data Systems Corp. .....................        1,361       50,561
   Emerson Electric Co. ..............................        1,196       63,998
   Engelhard Corp. ...................................          368       10,422
   Entergy Corp. .....................................          637       27,034
   Equifax, Inc. .....................................          411       11,097
   Equity Office Properties ..........................        1,184       35,638
   Equity Residential ................................          780       22,425
   Exelon Corp. ......................................          915       47,855
   Exxon Mobil Corp. .................................       19,263      788,242
   FPL Group, Inc. ...................................          500       29,995
   Family Dollar Stores, Inc. ........................          492       17,343
   Fannie Mae ........................................        2,832      208,860
   FedEx Corp. .......................................          848       45,283
   Federated Department Stores* ......................          571       22,669
   Fifth Third Bancorp ...............................        1,673      111,505
   First Data Corp. ..................................        2,172       80,798
   First Tennessee Natl. Corp. .......................          360       13,788
   FirstEnergy Corp. .................................          845       28,206
   Fiserv, Inc.* .....................................          543       19,934
   FleetBoston Financial Corp. .......................        2,974       96,209
   Fluor Corp. .......................................          229        8,920
   Ford Motor Co. ....................................        5,149       82,384
   Forest Laboratories, Inc.* ........................          507       35,896
   Fortune Brands, Inc. ..............................          427       23,912
   Franklin Resources, Inc. ..........................          744       31,724
   Freddie Mac .......................................        1,974      120,809
   Freeport-McMoran Copper Cl B* .....................          410        7,319
   Gannett Co., Inc. .................................          757       57,456
   Gap, Inc. .........................................        2,462       34,960
   Gateway, Inc.* ....................................          920        4,085
   General Dynamics Corp. ............................          573       60,939
   General Electric Co. ..............................       28,226      819,965
   General Mills, Inc. ...............................        1,040       45,843
   General Motors Corp. ..............................        1,593       85,146
   Genuine Parts Co. .................................          495       17,261
   Genzyme Corp. (Genl. Div)* ........................          607       11,679
   Georgia-Pacific (Timber Group) ....................          654       16,075
   Gillette Co. ......................................        3,002      101,678
   Golden West Financial Corp. .......................          440       30,263
   Goodrich Corporation ..............................          290        7,923
   Goodyear Tire & Rubber Co. ........................          464        8,681
   Grainger (W.W.), Inc. .............................          266       13,327
   Great Lakes Chemical Corp. ........................          143        3,788
   Guidant Corp.* ....................................          869       26,270
   HCA, Inc. .........................................        1,460       69,350
   Halliburton Co. ...................................        1,237       19,718
   Harley-Davidson, Inc. .............................          860       44,092
   Harrah's Entertainment, Inc.* .....................          326       14,458
   Hartford Financial Svc Gp,Inc .....................          703       41,807
   Hasbro, Inc. ......................................          492        6,672
   Health Management Associates* .....................          685       13,803
   HealthSouth Corp.* ................................        1,118       14,299
   Heinz (H.J.) Co. ..................................          995       40,895
   Hercules, Inc.* ...................................          310        3,596
   Hershey Food Corp. ................................          388       24,250
   Hewlett-Packard Co. ...............................        8,575      131,026
   Hilton Hotels Corp. ...............................        1,052       14,623
   Home Depot, Inc. ..................................        6,689      245,687
   Honeywell International, Inc. .....................        2,322       81,804
   Household International, Inc. .....................        1,297       64,461
   Humana, Inc.* .....................................          481        7,518
   Huntington Bancshares, Inc. .......................          702       13,633
   IMS Health, Inc. ..................................          820       14,719
   ITT Industries, Inc. ..............................          258       18,215
   Illinois Tool Works, Inc. .........................          870       59,421
   Immunex Corp.* ....................................        1,568       35,029
   Inco Ltd.* ........................................          518       11,728
   Ingersoll Rand Co.* ...............................          480       21,917
   Intel Corp. .......................................       18,990      346,947
   International Game Technology* ....................          256       14,515
   International Paper Co. ...........................        1,372       59,792
   Interpublic Group of Cos., Inc. ...................        1,085       26,865
   Intl. Business Machines Corp. .....................        4,862      350,064
   Intl. Flavors & Fragrances ........................          268        8,707
   Intuit, Inc.* .....................................          601       29,882
   J.P. Morgan Chase & Co. ...........................        5,655      191,818
   JDS Uniphase Corp.* ...............................        3,867       10,325
   Jabil Circuit, Inc.* ..............................          561       11,843
   Jefferson-Pilot Corp. .............................          427       20,069
   John Hancock Financial Services ...................          836       29,427
   Johnson & Johnson .................................        8,553      446,980
   Johnson Controls, Inc. ............................          252       20,566
   Jones Apparel Group, Inc.* ........................          366       13,725
   KB Home ...........................................          146        7,520
   KLA Tencor Corp.* .................................          537       23,623

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kellogg Co. .......................................        1,162  $    41,669
   Kerr-McGee Corp. ..................................          285       15,262
   KeyCorp ...........................................        1,210       33,033
   Keyspan Corporation ...............................          400       15,060
   Kimberly Clark Corp. ..............................        1,474       91,388
   Kinder Morgan, Inc. ...............................          347       13,193
   King Pharmaceuticals Inc.* ........................          704       15,664
   Knight-Ridder, Inc. ...............................          237       14,919
   Kohl's Corp.* .....................................          955       66,926
   Kroger Co.* .......................................        2,255       44,875
   LSI Logic Corp.* ..................................        1,051        9,196
   Leggett & Platt ...................................          557       13,034
   Lehman Brothers Holdings, Inc. ....................          693       43,326
   Lexmark Int'l, Inc.* ..............................          369       20,074
   Lilly (Eli) & Co. .................................        3,193      180,085
   Limited Brands, Inc. ..............................        1,474       31,396
   Lincoln National Corp. ............................          531       22,302
   Linear Technology Corp. ...........................          902       28,350
   Liz Claiborne, Inc. ...............................          303        9,635
   Lockheed Martin Corp. .............................        1,280       88,960
   Loews Corp. .......................................          537       28,456
   Louisiana-Pacific Corp.* ..........................          297        3,145
   Lowe's Companies, Inc. ............................        2,206      100,152
   Lucent Technologies* ..............................        9,732       16,155
   MBIA, Inc. ........................................          420       23,743
   MBNA Corp. ........................................        2,419       79,996
   MGIC Investment Corp. .............................          300       20,340
   Manor Care, Inc.* .................................          285        6,555
   Marathon Oil Corp. ................................          880       23,866
   Marriott International, Inc. ......................          690       26,255
   Marsh & McLennan Cos., Inc. .......................          778       75,155
   Marshall & Ilsley Corp. ...........................          603       18,651
   Masco Corp. .......................................        1,374       37,249
   Mattel, Inc. ......................................        1,239       26,118
   Maxim Integrated Products, Inc. ...................          917       35,149
   May Department Stores Co. .........................          813       26,772
   Maytag Corp. ......................................          220        9,383
   McDermott International, Inc.* ....................          179        1,450
   McDonald's Corp. ..................................        3,613      102,790
   McGraw-Hill Cos., Inc. ............................          551       32,895
   McKesson Corp. ....................................          816       26,683
   MeadWestvaco Corp. ................................          568       19,062
   Medimmune, Inc.* ..................................          710       18,744
   Medtronic, Inc. ...................................        3,448      147,747
   Mellon Financial Corp. ............................        1,253       39,382
   Merck & Co., Inc. .................................        6,434      325,818
   Mercury Interactive Corp.* ........................          238        5,464
   Meredith Corp. ....................................          141        5,407
   Merrill Lynch & Co., Inc. .........................        2,450       99,225
   MetLife Inc. ......................................        2,004       57,715
   Micron Technology, Inc.* ..........................        1,709       34,556
   Microsoft Corp.* ..................................       15,381      841,337
   Millipore Corp.* ..................................          137        4,381
   Mirant Corp.* .....................................        1,142        8,337
   Molex Inc., Cl A ..................................          550       18,442
   Moody's Corp. .....................................          438       21,791
   Morgan Stanley ....................................        3,129      134,797
   Motorola, Inc. ....................................        6,450       94,106
   NCR Corp.* ........................................          280        9,688
   NIKE, Inc. Cl B ...................................          762       40,881
   NVIDIA Corporation* ...............................          425        7,302
   Nabors Industries, Ltd.* ..........................          409       14,438
   National City Corp. ...............................        1,729       57,489
   National Semiconductor Corp.* .....................          509       14,848
   Navistar International Corp. ......................          172        5,504
   Network Appliance, Inc.* ..........................          948       11,793
   New York Times Co. Cl A ...........................          430       22,145
   Newell Rubbermaid, Inc. ...........................          758       26,575
   Newmont Mining Corp Holding Co. ...................        1,113       29,305
   Nextel Communications, Inc.* ......................        2,315        7,431
   NiSource, Inc. ....................................          589       12,858
   Nicor, Inc. .......................................          126        5,765
   Noble Corporation* ................................          382       14,745
   Nordstrom, Inc. ...................................          382        8,652
   Norfolk Southern Corp. ............................        1,102       25,765
   Nortel Networks Corp.* ............................       10,899       15,804
   Northern Trust Corp. ..............................          630       27,758
   Northrop Grumman Corp. ............................          320       40,000
   Novell, Inc.* .....................................        1,030        3,306
   Novellus Systems, Inc.* ...........................          412       14,008
   Nucor Corp. .......................................          222       14,439
   Occidental Petroleum Corp. ........................        1,065       31,939
   Office Depot, Inc.* ...............................          876       14,717
   Omnicom Group, Inc. ...............................          531       24,320
   Oracle Corp.* .....................................       15,596      147,694
   Paccar, Inc. ......................................          329       14,604
   PG & E Corp.* .....................................        1,106       19,786
   PMC-Sierra Inc.* ..................................          472        4,375
   PNC Financial Services Group ......................          807       42,190
   PPG Industries, Inc. ..............................          479       29,650
   PPL Corporation ...................................          418       13,827
   Pactiv Corp.* .....................................          449       10,686
   Pall Corp. ........................................          349        7,242
   Palm, Inc.* .......................................        1,645        2,895
   Parametric Technology Corp.* ......................          741        2,542
   Parker Hannifin Corp. .............................          334       15,962
   Paychex, Inc. .....................................        1,065       33,324
   Penney (J.C.) Co., Inc. ...........................          759       16,713
   Peoples Energy Corp. ..............................          101        3,682
   Peoplesoft, Inc.* .................................          882       13,124
   Pepsi Bottling Group Inc. .........................          803       24,732
   PepsiCo, Inc. .....................................        5,022      242,060
   PerkinElmer, Inc. .................................          357        3,945
   Pfizer, Inc. ......................................       17,737      620,795
   Pharmacia Corp. ...................................        3,673      137,554
   Phelps Dodge Corp.* ...............................          252       10,382
   Phillip Morris Cos., Inc. .........................        6,077      265,443
   Phillips Petroleum Co. ............................        1,087       64,003
   Pinnacle West Capital Corp. .......................          241        9,520
   Pitney Bowes, Inc. ................................          683       27,129
   Placer Dome, Inc. .................................          937       10,504
   Plum Creek Timber Co. .............................          525       16,118
   Power One, Inc.* ..................................          225        1,400
   Praxair, Inc. .....................................          464       26,434
   Proctor & Gamble Co. ..............................        3,691      329,606
   Progress Energy, Inc. .............................          628       32,662
   Progressive Corp. of Ohio .........................          625       36,156
   Providian Financial Corp.* ........................          820        4,822
   Public Svc. Enterprise Group ......................          586       25,374
   Pulte Homes Inc. ..................................          173        9,944
   QLogic Corp.* .....................................          264       10,058
   Qualcomm, Inc.* ...................................        2,186       60,093
   Quintiles Transnational Corp.* ....................          337        4,209
   Qwest Communications Intl.* .......................        4,763       13,336
   RadioShack Corp. ..................................          494       14,850
   Rational Software Corp.* ..........................          552        4,532
   Raytheon Co. ......................................        1,131       46,088
   Reebok International Ltd.* ........................          169        4,986

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                          Shares        Value
                                                          ------        -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Regions Financial Corp. .....................             651     $    22,883
   Reliant Energy, Inc. ........................             862          14,568
   Robert Half Intl., Inc.* ....................             500          11,650
   Rockwell Automation Inc. ....................             527          10,529
   Rockwell Collins ............................             519          14,231
   Rohm Haas Co. ...............................             627          25,387
   Rowan Cos., Inc. ............................             267           5,727
   Royal Dutch Petroleum Co. (N.Y.) ............           6,033         333,444
   Ryder System, Inc. ..........................             176           4,768
   SBC Communications, Inc. ....................           9,487         289,354
   SLM Corporation .............................             441          42,733
   Sabre Group Holdings, Inc.* .................             410          14,678
   Safeco Corp. ................................             363          11,213
   Safeway, Inc.* ..............................           1,373          40,078
   Sanmina Corp.* ..............................           1,489           9,396
   Sara Lee Corp. ..............................           2,228          45,986
   Schering-Plough Corp. .......................           4,164         102,434
   Schlumberger, Ltd. ..........................           1,639          76,214
   Scientific-Atlanta, Inc. ....................             445           7,320
   Sealed Air Corp.* ...........................             238           9,584
   Sears Roebuck & Co. .........................             896          48,653
   Sempra Energy ...............................             583          12,902
   Sherwin-Williams Co. ........................             434          12,990
   Siebel Systems, Inc.* .......................           1,345          19,126
   Sigma-Aldrich Corp. .........................             208          10,431
   Simon Property Group ........................             500          18,420
   Snap-On, Inc. ...............................             165           4,899
   Solectron Corp.* ............................           2,337          14,373
   SouthTrust Corp. ............................             985          25,728
   Southern Co. ................................           2,001          54,827
   Southwest Airlines Co. ......................           2,192          35,423
   Sprint Corp. (FON Gp.) ......................           2,531          26,854
   Sprint Corp.* (PCS Gp.) .....................           2,819          12,601
   St. Jude Medical, Inc.* .....................             250          18,463
   St. Paul Companies, Inc. ....................             592          23,041
   Stanley Works ...............................             242           9,924
   Staples, Inc.* ..............................           1,328          26,162
   Starbucks Corp.* ............................           1,097          27,260
   Starwood Hotels & Resorts ...................             566          18,616
   State Street Corp. ..........................             924          41,303
   Stillwell Financial Inc. ....................             632          11,502
   Stryker Corp. ...............................             561          30,019
   Sun Microsystems, Inc.* .....................           9,220          46,192
   Sunoco, Inc. ................................             217           7,732
   Suntrust Banks, Inc. ........................             813          55,056
   Supervalu, Inc. .............................             378           9,272
   Symbol Technologies, Inc. ...................             651           5,534
   Synovus Financial Corp. .....................             839          23,089
   Sysco Corp. .................................           1,884          51,282
   T. Rowe Price Group, Inc. ...................             351          11,541
   TJX Companies, Inc. .........................           1,533          30,062
   TMP Worldwide, Inc.* ........................             316           6,794
   TRW, Inc. ...................................             362          20,627
   TXU Corp. ...................................             756          38,972
   Target Corp. ................................           2,575          98,108
   Teco Energy, Inc. ...........................             437          10,816
   Tektronix, Inc.* ............................             259           4,846
   Tellabs, Inc.* ..............................           1,167           7,235
   Temple-Inland, Inc. .........................             150           8,679
   Tenet Healthcare Corp.* .....................             926          66,255
   Teradyne, Inc.* .............................             519          12,197
   Texas Instruments, Inc. .....................           4,926         116,746
   Textron, Inc. ...............................             397          18,619
   Thermo Electron Corp.* ......................             490           8,085
   Thomas & Betts Corp.* .......................             166           3,088
   Tiffany & Co. ...............................             414          14,573
   Torchmark Corp. .............................             345          13,179
   Toys R Us, Inc.* ............................             598          10,447
   Transocean, Inc.* ...........................             907          28,253
   Tribune Co. .................................             855          37,193
   Tupperware Corp. ............................             165           3,430
   Tyco International Ltd. .....................           5,672          76,629
   UNUMProvident Corp. .........................             690          17,561
   US Bancorp ..................................           5,430         126,790
   UST, Inc. ...................................             480          16,320
   Unilever N.V. (N.Y.) ........................           1,623         105,170
   Union Pacific Corp. .........................             715          45,245
   Union Planters Corp. ........................             575          18,613
   Unisys Corp.* ...............................             914           8,226
   United States Steel Group ...................             288           5,728
   United Technologies Corp. ...................           1,343          91,190
   UnitedHealth Group Inc. .....................             875          80,106
   Univision Communications, Inc. ..............             650          20,410
   Unocal Corp. ................................             695          25,673
   V F Corp. ...................................             313          12,273
   Veritas Software Corp.* .....................           1,162          22,996
   Verizon Communications ......................           7,734         310,520
   Viacom, Inc. Cl B.* .........................           5,020         222,737
   Visteon Corp. ...............................             371           5,268
   Vitesse Semiconductor Corp.* ................             570           1,773
   Vulcan Materials Co. ........................             288          12,614
   Wachovia Corp. ..............................           3,887         148,406
   Wal-Mart Stores, Inc. .......................          12,634         694,996
   Walgreen Co. ................................           2,907         112,297
   Washington Mutual, Inc. .....................           2,767         102,683
   Waste Management, Inc. ......................           1,755          45,718
   Waters Corp.* ...............................             373           9,959
   Watson Pharmaceuticals, Inc.* ...............             302           7,632
   Wellpoint Health Networks Inc. ..............             412          32,058
   Wells Fargo & Company .......................           4,859         243,242
   Wendy's International, Inc. .................             325          12,945
   Weyerhaeuser Co. ............................             620          39,587
   Whirlpool Corp. .............................             193          12,614
   Williams Cos., Inc. .........................           1,466           8,781
   Winn-Dixie Stores, Inc. .....................             399           6,220
   Worthington Industries, Inc. ................             243           4,398
   Wrigley (Wm.) Jr. Co. .......................             640          35,424
   Wyeth .......................................           3,767         192,870
   XL Capital Limited* .........................             385          32,610
   Xcel Energy, Inc. ...........................           1,120          18,782
   Xerox Corp.* ................................           2,045          14,254
   Xilinx, Inc.* ...............................             953          21,376
   Yahoo!, Inc.* ...............................           1,698          25,062
   Yum! Brands Inc.* ...........................             842          24,629
   Zimmer Holdings, Inc.* ......................             552          19,684
   Zions Bancorporation ........................             261          13,598
                                                                   -------------
TOTAL INDEXED ASSETS -- COMMON STOCKS
   (Cost: $29,886,484) 58.3% ...................                     $25,820,390
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Face
                                    Rate    Maturity    Amount        Value
                                    ----    --------    ------        -----
INDEXED ASSETS:
Short-Term Debt Securities:
U.S. GOVERNMENT (0.2%)
  U.S. Treasury Bill (a) .......    1.69%   07/25/02   $100,000    $    99,876
                                                                   -----------

TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $99,876) 0.2% ..........                                        99,876
                                                                   -----------

TOTAL INDEXED ASSETS
 (Cost:  $29,986,360) 58.5% ....                                   $25,920,266
                                                                   ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2002:

                                     Expiration    Underlying Face   Unrealized
                                        Date       Amount at Value   Gain/(Loss)
                                     ----------    ---------------   -----------
PURCHASED
   2 S&P 500 Stock Index
    Futures Contracts ..........   September 2002     $495,050        $(20,375)
                                                      ========        ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.1%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIAL (1.8%)
   Engelhard Corp. ...................................        2,500   $   70,800
   Goldcorp Inc. .....................................        7,240       72,038
   Georgia Gulf Corp. ................................        1,960       51,822
   International Paper Co. ...........................        1,660       72,343
   Lone Star Technologies, Inc.* .....................        2,320       53,128
   Meridian Gold Inc.* ...............................        6,000       96,300
   Newmont Mining Corp Holding Co. ...................        3,050       80,307
   Nova Chemicals Corp. ..............................        2,620       59,055
   OM Group Inc.* ....................................          750       46,500
   Sigma-Aldrich Corp. ...............................        1,460       73,218
   Spartech Corp. ....................................        2,674       72,813
   TETRA Techonologies Inc.* .........................        2,580       68,499
                                                                      ----------
                                                                         816,823
                                                                      ----------
CONSUMER, CYCLICAL (7.2%)
   Aeropostale Inc.* .................................        2,650       72,531
   Action Performance Cos. Inc.* .....................        1,610       50,876
   Argosy Gaming Corp.* ..............................        2,790       79,236
   Aztar Corp.* ......................................        3,190       66,352
   BEBE Stores Inc.* .................................        1,400       28,406
   Borg-Warner, Inc. .................................          750       43,320
   Boyd Gaming Corp.* ................................        7,750      111,600
   Brunswick Corp. ...................................        1,890       52,920
   CBRL Group, Inc. ..................................        2,680       81,552
   Champs Entertainment Inc.* ........................        8,510      103,907
   Charlotte Russe Holding Inc.* .....................        2,680       59,844
   Chico's FAS, Inc.* ................................        1,720       62,470
   Coach Inc.* .......................................        3,460      189,954
   Consolidated Graphics, Inc.* ......................        4,530       86,070
   Constellation Brands Inc. Cl A ....................        3,780      120,960
   DEB Shops Inc .....................................        2,080       70,260
   Dress Barn, Inc.* .................................        3,000       46,410
   Electronics Boutique Hldgs.* ......................        2,400       70,320
   Family Dollar Stores, Inc. ........................        2,080       73,320
   Furniture Brands Intl., Inc.* .....................        2,980       90,145
   Guitar Center Inc.* ...............................        1,510       28,011
   Hot Topic Inc.* ...................................        2,310       61,700
   ITT Educational Services, Inc. ....................        2,700       58,860
   Lear Corp.* .......................................        1,130       52,263
   Lee Enterprises ...................................        5,220      182,700
   Liz Claiborne, Inc. ...............................        1,700       54,060
   Michaels Stores, Inc.* ............................        3,680      143,520
   Mohawk Industries, Inc.* ..........................        1,740      107,062
   NVR Inc.* .........................................          180       58,140
   Newell Rubbermaid, Inc. ...........................        3,670      128,670
   Nordstrom, Inc. ...................................        3,460       78,369
   Ryder System, Inc. ................................        2,460       66,641
   Ryland Group, Inc. ................................          830       41,293
   Service Corp. International* ......................        8,140       39,316
   Sonic Automotive, Inc.* ...........................        1,850       47,638
   Sonic Corp.* ......................................        3,110       97,685
   Starbucks Corp.* ..................................        3,290       81,757
   Superior Industries Intl ..........................        1,010       46,713
   Teleflex, Inc. ....................................          890       50,864
   The Finish Line Cl A.* ............................        4,300       77,056
   The McClatchy Company Cl A ........................          420       26,985
   Valspar Corp. .....................................        1,260       56,875
   Westwood One, Inc.* ...............................        1,875       62,663
                                                                      ----------
                                                                       3,209,294
                                                                      ----------
CONSUMER, NON-CYCLICAL (1.6%)
   Anheuser-Busch Cos., Inc. .........................        1,040       52,000
   Church & Dwight ...................................        6,780      212,417
   Dean Foods Co* ....................................          990       36,927
   Duane Reade, Inc.* ................................        4,790      163,100
   Education Management Corp.* .......................          710       28,918
   Fresh Del Monte Produce, Inc.* ....................        2,940       73,500
   Group 1 Automotive* ...............................          860       32,809
   Kraft Foods Inc. ..................................        1,230       50,369
   Panera Bread Company* .............................          420       14,477
   Performance Food Group* ...........................        1,260       42,664
                                                                      ----------
                                                                         707,181
                                                                      ----------
ENERGY (2.4%)
   Forest Oil Corp.* .................................        2,140       60,840
   Lyondell Petrochemical Co. ........................        2,580       38,958
   Murphy Oil Corp. ..................................          260       21,450
   Occidental Petroleum Corp. ........................        3,240       97,168
   Ocean Energy, Inc. ................................        5,380      116,585
   Premcor Inc.* .....................................          110        2,828
   Patterson UTI Energy, Inc.* .......................        2,750       77,633
   Phillips Petroleum Co. ............................        1,500       88,320
   Quicksilver Resources Inc.* .......................        4,350      112,448
   Remington Oil & Gas Corp.* ........................        7,090      141,233
   Spinnaker Expl. Co.* ..............................          750       27,015
   WPS Resources .....................................        1,820       74,311
   Western Gas Resources .............................        3,190      119,305
   XTO Energy, Inc. ..................................        3,810       78,486
                                                                      ----------
                                                                       1,056,580
                                                                      ----------
FINANCIAL (7.4%)
   Alabama National Bancorp ..........................        3,225      139,610
   AmSouth Bancorporation ............................        4,710      105,410
   Amcore Financial Inc. .............................        1,300       30,121
   American Capital Strategies .......................        2,010       55,215
   American Int'l. Group, Inc. .......................        2,900      197,866
   BB & T Corp. ......................................        3,165      122,168
   Berkley (W.R.) Corp. ..............................          720       39,600
   Boston Private Finl. Holdings .....................        2,690       66,551
   Centerpoint Properties Trust ......................        1,680       97,457
   Citigroup, Inc. ...................................        5,450      211,188
   Compass Bancshares Inc. ...........................          980       32,928
   Doral Financial Group .............................        1,320       44,075
   East West Bancorp Inc. ............................        3,230      111,500
   Erie Indemnity Company ............................        1,160       46,991
   Fifth Third Bancorp ...............................          790       52,654
   First Financial Holdings, Inc. ....................        1,130       36,996
   First Midwest Bancorp .............................        6,125      170,152
   First Tennessee Natl. Corp. .......................        2,170       83,111
   Fulton Financial Corp .............................          387        7,326
   Gallagher (Arthur J.) & Co. .......................        4,110      142,412
   Harbor Florida Bancshares, Inc. ...................        3,860       80,327
   Harleysville Group Inc. ...........................        1,520       42,134
   Health Care Ppty Invs., Inc. ......................        2,070       88,803
   Healthcare Realty Trust ...........................        1,550       49,600
   Hilb, Rogal & Hamilton Co. ........................        1,920       86,880
   Hudson United Bancorp .............................        2,720       77,683
   MBNA Corp. ........................................        7,800      257,946
   Morgan Stanley ....................................        4,000      172,320
   National City Corp. ...............................        2,230       74,148
   New York Community Bancorp, Inc. ..................        1,980       53,658
   Philadelphia Cons. Hldg. Co.* .....................          760       34,458
   Port Financial Corp. ..............................        2,195       87,998
   Prudential Financial Inc.* ........................        2,110       70,390
   R & G Financial Corp. Cl B ........................        3,010       71,367
   Safeco Corp. ......................................          690       21,314

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
FINANCIAL (CONTINUED)
   Scottish Annuity & Life Hldg.* .....................      1,840   $    35,107
   Texas Regional Bancshares Cl A .....................      2,200       107,052
   Willis Group Holdings Limited* .....................      2,820        92,806
                                                                     -----------
                                                                       3,297,322
                                                                     -----------
HEALTHCARE (3.8%)
   Anthem, Inc.* ......................................      1,550       104,594
   Beckman Coulter, Inc. ..............................        970        48,403
   CTI Molecular Imaging Inc.* ........................      2,020        46,338
   Caremark Rx Inc.* ..................................      3,230        53,295
   Dentsply International, Inc. .......................      1,357        50,087
   Edwards Lifesciences Corp.* ........................      3,160        73,312
   Exact Sciences Corp.* ..............................        250         3,992
   Health Net, Inc.* ..................................      4,350       116,450
   Henry Schein, Inc.* ................................      1,020        45,390
   Lilly (Eli) & Co. ..................................      3,100       174,840
   Medtronic, Inc. ....................................      4,900       209,965
   Merck & Co., Inc. ..................................      3,900       197,496
   Mid Atlantic Medical Svcs., Inc. ...................      4,650       145,778
   Province Healthcare Co.* ...........................      1,785        39,913
   Triad Hospitals, Inc.* .............................      2,610       110,612
   United Surgical Partners, Inc. .....................      2,880        89,222
   Varian Medical Systems, Inc.* ......................      2,280        92,454
   Wright Medical Group, Inc.* ........................      5,020       101,203
                                                                     -----------
                                                                       1,703,344
                                                                     -----------
INDUSTRIAL (7.6%)
   Alliant TechSystems Inc.* ..........................      2,027       129,323
   American Axle & Mfg. Holdings* .....................      2,590        77,027
   Banta Corp. ........................................      1,450        52,055
   C.H. Robinson Worldwide, Inc. ......................      4,140       138,814
   CSX Corp. ..........................................        640        22,432
   Carbo Ceramics Inc. ................................        510        18,845
   Cintas Corp. .......................................        885        43,746
   Corporate Executive Board Co.* .....................      3,180       108,915
   Covenant Transport, Inc. Cl A.* ....................      4,997       106,186
   Crown Cork & Seal, Inc.* ...........................     12,760        87,406
   Dial Corp. .........................................      5,380       107,708
   EDO Corp. ..........................................      2,420        68,970
   EMCOR Group, Inc.* .................................      1,230        72,201
   ESCO Technologies, Inc.* ...........................      1,160        40,600
   Electronic Arts, Inc.* .............................      2,250       148,613
   Engineered Support Systems .........................      2,350       122,905
   Expeditors Int'l Wash., Inc. .......................      5,150       170,774
   FLIR Systems Inc.* .................................        820        34,415
   Fair, Isaac and Company, Inc. ......................      1,512        49,699
   FedEx Corp. ........................................      1,625        86,775
   Fisher Scientific Intl* ............................      2,460        68,880
   Florida Rock Industries ............................        925        33,124
   Genesee & Wyoming, Inc. Cl A.* .....................      2,515        56,738
   Harris Corp. .......................................      3,470       125,753
   Heartland Express Inc.* ............................      4,982       119,219
   Integrated Defense Technology* .....................      1,440        42,378
   Iron Mountain, Inc.* ...............................      2,300        70,955
   J.M. Smucker Co. ...................................      1,344        45,871
   Jacobs Engineering Group, Inc. .....................      1,260        43,823
   Knight Transportation Inc.* ........................      3,490        80,933
   Kirby Corp.* .......................................      2,780        67,971
   Kulicke and Soffa Industries* ......................      2,760        34,196
   Landstar System, Inc.* .............................      1,330       142,111
   Manpower, Inc. .....................................      1,190        43,733
   Packaging Corp of America* .........................      3,970        78,963
   Pactiv Corp.* ......................................      5,570       132,566
   Republic Services, Inc.* ...........................      3,400        64,838
   Siligan Holdings, Inc.* ............................      1,880        76,027
   Standard Pacific Corp. .............................      1,390        48,761
   Swift Transportation Co., Inc. .....................      1,980        46,134
   Tsakos Energy Navigation* ..........................      1,660        23,240
   United Defense Inds. Inc.* .........................      3,260        74,980
   United Parcel Service Cl B .........................      1,140        70,395
   Weight Watchers Intl Inc.* .........................      1,650        71,676
                                                                     -----------
                                                                       3,350,674
                                                                     -----------
TECHNOLOGY (7.4%)
   Applied Materials, Inc.* ...........................     15,800       300,516
   Atmel Corp.* .......................................     18,800       117,688
   Brocade Communication Sys.* ........................     11,200       195,776
   Ciena Corp.* .......................................      6,850        28,702
   Cisco Systems, Inc.* ...............................     20,300       283,185
   Cryolife, Inc.* ....................................      3,310        53,159
   DRS Technologies Inc.* .............................      1,450        61,988
   Diebold, Inc. ......................................      1,350        50,273
   EMC Corp.* .........................................     31,900       240,845
   Foundry Networks* ..................................     17,000       119,510
   General Dynamics Corp. .............................        190        20,207
   Herley Industries Inc.* ............................      3,145        66,705
   Intuit, Inc.* ......................................      2,200       109,384
   JDA Software Group, Inc.* ..........................      2,620        74,041
   JDS Uniphase Corp.* ................................     19,450        51,931
   Juniper Networks Inc.* .............................     10,800        61,020
   Linear Technology Corp. ............................      8,550       268,726
   Maxim Integrated Products, Inc. ....................      7,900       302,806
   Microsoft Corp.* ...................................      3,900       213,330
   Raytheon Co. .......................................      4,080       166,260
   Rockwell Automation Inc. ...........................      2,130        42,557
   Varian, Inc.* ......................................        490        16,145
   Veritas Software Corp.* ............................     10,800       213,732
   Xilinx, Inc.* ......................................      8,900       199,626
                                                                     -----------
                                                                       3,258,112
                                                                     -----------
UTILITIES (0.4%)
   Ameren Corp. .......................................      1,190        51,183
   Southern Co. .......................................      4,200       115,080
                                                                     -----------
                                                                        166,2623
                                                                     -----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost: $17,645,727) 39.6% ..........................              $17,565,593
                                                                     ===========
----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                          Face
                                     Rate    Maturity    Amount       Value
                                     ------  --------    ------       -----
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.9%)
Novartis Finance Corp. ...........   1.95%   07/01/02   $833,000   $   832,910
                                                                   -----------

TOTAL ACTIVE ASSETS SHORT-TERM
  DEBT SECURITIES
  (Cost: $832,910) 1.9% ..........                                     832,910
                                                                   -----------

TOTAL ACTIVE ASSETS
  (Cost:  $18,478,637) 41.5% .....                                  18,398,503
                                                                   -----------

TOTAL INVESTMENTS
  (Cost: $48,464,997) 100.0% .....                                 $44,318,769
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS:
   3M Company .........................................      1,140   $   140,220
   ADC Telecommunications, Inc.* ......................      2,325         5,324
   AES Corp.* .........................................      1,564         8,477
   Alcoa, Inc. ........................................      2,479        82,179
   AMR Corp.* .........................................        454         7,654
   AOL Time Warner, Inc.* .............................     13,036       191,760
   AT&T Corp. .........................................     11,121       118,995
   AT&T Corp.* ........................................      7,923        46,350
   Abbott Laboratories ................................      4,569       172,023
   Ace, Ltd.* .........................................        768        24,269
   Adobe Systems, Inc. ................................        702        20,007
   Advanced Micro Devices, Inc.* ......................      1,000         9,720
   Aetna, Inc. ........................................        427        20,483
   Aflac, Inc. ........................................      1,517        48,544
   Agilent Technologies, Inc.* ........................      1,359        32,140
   Air Products & Chemicals, Inc. .....................        665        33,563
   Alberto-Culver Co. .................................        169         8,078
   Albertson's, Inc. ..................................      1,191        36,278
   Alcan Inc. .........................................        940        35,269
   Allegheny Energy, Inc. .............................        367         9,450
   Allegheny Technologies, Inc. .......................        236         3,729
   Allergan, Inc. .....................................        378        25,232
   Allied Waste Industries, Inc.* .....................        577         5,539
   Allstate Corp. .....................................      2,077        76,807
   Alltel Corp. .......................................        910        42,770
   Altera Corp.* ......................................      1,125        15,300
   AmSouth Bancorporation .............................      1,059        23,700
   Ambac Financial Group, Inc. ........................        310        20,832
   Amerada Hess Corp. .................................        260        21,450
   Ameren Corp. .......................................        423        18,193
   American Electric Power, Inc. ......................        992        39,700
   American Express Co. ...............................      3,894       141,430
   American Greetings Corp. Cl A* .....................        191         3,182
   American Int'l. Group, Inc. ........................      7,650       521,960
   American Power Conversion* .........................        574         7,250
   American Standard Cos., Inc.* ......................        212        15,921
   Amerisource Bergen Corp. ...........................        307        23,332
   Amgen, Inc.* .......................................      3,042       127,399
   Anadarko Petroleum Corp. ...........................        727        35,841
   Analog Devices, Inc.* ..............................      1,069        31,749
   Andrew Corp.* ......................................        287         4,282
   Anheuser-Busch Cos., Inc. ..........................      2,566       128,300
   Aon Corp. ..........................................        796        23,466
   Apache Corp. .......................................        421        24,199
   Apollo Group, Inc. Cl A* ...........................        506        19,947
   Apple Computer, Inc.* ..............................      1,041        18,447
   Applera Corp.-Applied Biosys .......................        622        12,123
   Applied Materials, Inc.* ...........................      4,795        91,201
   Applied Micro Circuits, Corp.* .....................        876         4,143
   Archer-Daniels-Midland Co. .........................      1,907        24,391
   Ashland, Inc. ......................................        203         8,222
   AutoZone, Inc.* ....................................        309        23,886
   Autodesk, Inc. .....................................        336         4,452
   Automatic Data Processing, Inc. ....................      1,816        79,087
   Avaya, Inc.* .......................................      1,057         5,232
   Avery Dennison Corp. ...............................        322        20,206
   Avon Products, Inc. ................................        692        36,150
   BB & T Corp. .......................................      1,403        54,156
   BJ Services Co.* ...................................        459        15,551
   BMC Software, Inc.* ................................        711        11,803
   Baker Hughes, Inc. .................................        988        32,891
   Ball Corp. .........................................        166         6,886
   Bank One Corp. .....................................      3,436       132,217
   Bank of America Corp. ..............................      4,507       317,113
   Bank of New York Co., Inc. .........................      2,131        71,921
   Bard (C.R.), Inc. ..................................        154         8,713
   Barrick Gold Corp. .................................      1,584        30,080
   Bausch & Lomb, Inc. ................................        158         5,348
   Baxter International, Inc. .........................      1,760        78,232
   Bear Stearns Cos., Inc. ............................        292        17,870
   Becton Dickinson & Co. .............................        756        26,044
   Bed Bath & Beyond, Inc.* ...........................        855        32,268
   BellSouth Corp. ....................................      5,488       172,872
   Bemis Co. ..........................................        155         7,363
   Best Buy Co., Inc.* ................................        939        34,086
   Big Lots, Inc. .....................................        339         6,672
   Biogen, Inc.* ......................................        435        18,022
   Biomet, Inc. .......................................        785        21,289
   Black & Decker Corp. ...............................        235        11,327
   Block (H. & R.), Inc. ..............................        537        24,783
   Boeing Co. .........................................      2,456       110,520
   Boise Cascade Corp. ................................        170         5,870
   Boston Scientific Corp.* ...........................      1,189        34,861
   Bristol-Myers Squibb Co. ...........................      5,675       145,848
   Broadcom Corp. Cl A* ...............................        786        13,786
   Brown-Forman Corp. Cl B ............................        200        13,800
   Brunswick Corp. ....................................        264         7,392
   Burlington Northern Santa Fe .......................      1,121        33,630
   Burlington Resources, Inc. .........................        589        22,382
   CIGNA Corp. ........................................        412        40,137
   CINergy Corp. ......................................        489        17,599
   CMS Energy Corp. ...................................        395         4,337
   CSX Corp. ..........................................        622        21,801
   CVS Corp. ..........................................      1,147        35,098
   Calpine Corp.* .....................................      1,095         7,698
   Campbell Soup Co. ..................................      1,201        33,220
   Capital One Financial Corp. ........................        644        39,316
   Cardinal Health, Inc. ..............................      1,322        81,184
   Carnival Corp. .....................................      1,717        47,544
   Caterpillar, Inc. ..................................      1,007        49,293
   Cendant Corp.* .....................................      3,054        48,498
   Centex Corp. .......................................        179        10,344
   CenturyTel, Inc. ...................................        414        12,213
   Charles Schwab Corp. ...............................      4,015        44,968
   Charter One Financial, Inc. ........................        658        22,622
   ChevronTexaco Corp. ................................      3,125       276,562
   Chiron Corp.* ......................................        556        19,655
   Chubb Corp. ........................................        502        35,542
   Ciena Corp.* .......................................      1,261         5,284
   Cincinnati Financial Corp. .........................        475        22,102
   Cintas Corp. .......................................        497        24,567
   Circuit City Group, Inc. ...........................        614        11,513
   Cisco Systems, Inc.* ...............................     21,435       299,018
   Citigroup, Inc. ....................................     15,069       583,924
   Citizens Communications Co.* .......................        825         6,897
   Citrix Systems, Inc.* ..............................        533         3,219
   Clear Channel Communications* ......................      1,794        57,444
   Clorox Co. .........................................        674        27,870
   Coca-Cola Co. ......................................      7,271       407,176
   Coca-Cola Enterprises, Inc. ........................      1,308        28,881
   Colgate-Palmolive Co. ..............................      1,602        80,180
   Comcast Corp. Cl A* ................................      2,769        66,013
   Comerica, Inc. .....................................        516        31,682
   Computer Associates Intl., Inc .....................      1,694        26,918
   Computer Sciences Corp.* ...........................        500        23,900
   Compuware Corp.* ...................................      1,093         6,635
   Comverse Technology Inc.* ..........................        547         5,065
   ConAgra Foods Inc. .................................      1,573        43,493
   Concord EFS, Inc.* .................................      1,495        45,059
   Conoco, Inc. .......................................      1,835        51,013

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS (CONTINUED):
   Conseco, Inc.* .....................................      1,013   $     2,026
   Consolidated Edison, Inc. ..........................        623        26,010
   Constellation Energy Group .........................        480        14,083
   Convergys Corp.* ...................................        506         9,857
   Cooper Industries, Inc. ............................        272        10,690
   Cooper Tire & Rubber Co. ...........................        214         4,398
   Coors (Adolph) Co. Cl B ............................        106         6,604
   Corning, Inc.* .....................................      2,782         9,876
   Costco Wholesale Corp.* ............................      1,329        51,326
   Countrywide Credit Industries ......................        362        17,467
   Crane Co. ..........................................        175         4,442
   Cummins, Inc. ......................................        121         4,005
   DTE Energy Co. .....................................        472        21,070
   Dana Corp. .........................................        435         8,061
   Danaher Corp. ......................................        442        29,327
   Darden Restaurants, Inc. ...........................        507        12,523
   Deere & Co. ........................................        696        33,338
   Dell Computer Corp.* ...............................      7,599       198,638
   Delphi Corporation .................................      1,642        21,674
   Delta Air Lines, Inc. ..............................        361         7,220
   Deluxe Corp. .......................................        186         7,234
   Devon Energy Corp. .................................        458        22,570
   Dillard's Inc. Cl A ................................        247         6,494
   Disney (Walt) Co. ..................................      5,974       112,909
   Dollar General Corp. ...............................        974        18,535
   Dominion Resources, Inc. ...........................        810        53,622
   Donnelley (R.R.) & Sons Co. ........................        332         9,147
   Dover Corp. ........................................        594        20,790
   Dow Chemical Co. ...................................      2,657        91,348
   Dow Jones & Co., Inc. ..............................        247        11,967
   Du Pont (E.I.) de Nemours & Co. ....................      2,908       129,115
   Duke Energy Corp. ..................................      2,429        75,542
   Dynergy, Inc. ......................................      1,058         7,618
   EMC Corp.* .........................................      6,509        49,143
   EOG Resources, Inc. ................................        340        13,498
   Eastman Chemical Co. ...............................        226        10,599
   Eastman Kodak Co. ..................................        853        24,882
   Eaton Corp. ........................................        206        14,987
   Ecolab, Inc. .......................................        378        17,475
   Edison International* ..............................        954        16,218
   El Paso Corp. ......................................      1,691        34,852
   Electronic Data Systems Corp. ......................      1,402        52,084
   Emerson Electric Co. ...............................      1,233        65,978
   Engelhard Corp. ....................................        379        10,733
   Entergy Corp. ......................................        657        27,883
   Equifax, Inc. ......................................        424        11,448
   Equity Office Properties ...........................      1,220        36,722
   Equity Residential .................................        804        23,115
   Exelon Corp. .......................................        943        49,319
   Exxon Mobil Corp. ..................................     19,855       812,467
   FPL Group, Inc. ....................................        515        30,895
   Family Dollar Stores, Inc. .........................        507        17,872
   Fannie Mae .........................................      2,919       215,276
   FedEx Corp. ........................................        874        46,672
   Federated Department Stores* .......................        589        23,383
   Fifth Third Bancorp ................................      1,724       114,905
   First Data Corp. ...................................      2,239        83,291
   First Tennessee Natl. Corp. ........................        371        14,209
   FirstEnergy Corp. ..................................        871        29,074
   Fiserv, Inc.* ......................................        560        20,558
   FleetBoston Financial Corp. ........................      3,065        99,153
   Fluor Corp. ........................................        236         9,192
   Ford Motor Co. .....................................      5,307        84,912
   Forest Laboratories, Inc.* .........................        523        37,028
   Fortune Brands, Inc. ...............................        440        24,640
   Franklin Resources, Inc. ...........................        767        32,705
   Freddie Mac ........................................      2,035       124,542
   Freeport-McMoran Copper Cl B* ......................        422         7,533
   Gannett Co., Inc. ..................................        781        59,278
   Gap, Inc. ..........................................      2,538        36,040
   Gateway, Inc.* .....................................        949         4,214
   General Dynamics Corp. .............................        591        62,853
   General Electric Co. ...............................     29,094       845,181
   General Mills, Inc. ................................      1,073        47,298
   General Motors Corp. ...............................      1,642        87,765
   Genuine Parts Co. ..................................        510        17,784
   Genzyme Corp. (Genl. Div)* .........................        626        12,044
   Georgia-Pacific (Timber Group) .....................        674        16,567
   Gillette Co. .......................................      3,094       104,794
   Golden West Financial Corp. ........................        453        31,157
   Goodrich Corporation ...............................        299         8,169
   Goodyear Tire & Rubber Co. .........................        478         8,943
   Grainger (W.W.), Inc. ..............................        274        13,727
   Great Lakes Chemical Corp. .........................        147         3,894
   Guidant Corp.* .....................................        896        27,086
   HCA, Inc. ..........................................      1,505        71,488
   Halliburton Co. ....................................      1,275        20,324
   Harley-Davidson, Inc. ..............................        886        45,425
   Harrah's Entertainment, Inc.* ......................        336        14,902
   Hartford Financial Svc Gp,Inc ......................        724        43,056
   Hasbro, Inc. .......................................        507         6,875
   Health Management Associates* ......................        706        14,226
   HealthSouth Corp.* .................................      1,152        14,734
   Heinz (H.J.) Co. ...................................      1,026        42,169
   Hercules, Inc.* ....................................        319         3,700
   Hershey Food Corp. .................................        400        25,000
   Hewlett-Packard Co. ................................      8,839       135,060
   Hilton Hotels Corp. ................................      1,085        15,082
   Home Depot, Inc. ...................................      6,894       253,217
   Honeywell International, Inc. ......................      2,394        84,341
   Household International, Inc. ......................      1,337        66,449
   Humana, Inc.* ......................................        495         7,737
   Huntington Bancshares, Inc. ........................        724        14,060
   IMS Health, Inc. ...................................        845        15,168
   ITT Industries, Inc. ...............................        266        18,780
   Illinois Tool Works, Inc. ..........................        896        61,197
   Immunex Corp.* .....................................      1,616        36,101
   Inco Ltd.* .........................................        534        12,090
   Ingersoll Rand Co.* ................................        495        22,602
   Intel Corp. ........................................     19,574       357,617
   International Game Technology* .....................        264        14,969
   International Paper Co. ............................      1,414        61,622
   Interpublic Group of Cos., Inc. ....................      1,118        27,682
   Intl. Business Machines Corp. ......................      5,012       360,864
   Intl. Flavors & Fragrances .........................        276         8,967
   Intuit, Inc.* ......................................        620        30,826
   J.P. Morgan Chase & Co. ............................      5,829       197,720
   JDS Uniphase Corp.* ................................      3,986        10,643
   Jabil Circuit, Inc.* ...............................        578        12,202
   Jefferson-Pilot Corp. ..............................        440        20,680
   John Hancock Financial Service .....................        862        30,342
   Johnson & Johnson ..................................      8,816       460,724
   Johnson Controls, Inc. .............................        259        21,137
   Jones Apparel Group, Inc.* .........................        377        14,138
   KB Home ............................................        150         7,727
   KLA Tencor Corp.* ..................................        554        24,370
   Kellogg Co. ........................................      1,198        42,960
   Kerr-McGee Corp. ...................................        294        15,744
   KeyCorp ............................................      1,247        34,043
   Keyspan Corporation ................................        412        15,512

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS (CONTINUED):
   Kimberly Clark Corp. ...............................      1,519   $    94,178
   Kinder Morgan, Inc. ................................        358        13,611
   King Pharmaceuticals Inc* ..........................        726        16,154
   Knight-Ridder, Inc. ................................        244        15,360
   Kohl's Corp.* ......................................        984        68,959
   Kroger Co.* ........................................      2,325        46,268
   LSI Logic Corp.* ...................................      1,083         9,476
   Leggett & Platt ....................................        574        13,432
   Lehman Brothers Holdings, Inc. .....................        714        44,639
   Lexmark Int'l, Inc.* ...............................        380        20,672
   Lilly (Eli) & Co. ..................................      3,291       185,612
   Limited Brands, Inc. ...............................      1,519        32,355
   Lincoln National Corp. .............................        548        23,016
   Linear Technology Corp. ............................        929        29,198
   Liz Claiborne, Inc. ................................        312         9,922
   Lockheed Martin Corp. ..............................      1,319        91,671
   Loews Corp. ........................................        553        29,303
   Louisiana-Pacific Corp.* ...........................        306         3,241
   Lowe's Companies, Inc. .............................      2,274       103,240
   Lucent Technologies* ...............................     10,032        16,653
   MBIA, Inc. .........................................        432        24,421
   MBNA Corp. .........................................      2,494        82,477
   MGIC Investment Corp. ..............................        309        20,950
   Manor Care, Inc.* ..................................        294         6,762
   Marathon Oil Corp. .................................        907        24,598
   Marriott International, Inc. .......................        711        27,054
   Marsh & McLennan Cos., Inc. ........................        802        77,473
   Marshall & Ilsley Corp. ............................        621        19,208
   Masco Corp. ........................................      1,417        38,415
   Mattel, Inc. .......................................      1,277        26,919
   Maxim Integrated Products, Inc. ....................        945        36,222
   May Department Stores Co. ..........................        838        27,595
   Maytag Corp. .......................................        227         9,682
   McDermott International, Inc.* .....................        185         1,499
   McDonald's Corp. ...................................      3,724       105,948
   McGraw-Hill Cos., Inc. .............................        568        33,910
   McKesson Corp. .....................................        842        27,533
   MeadWestvaco Corp. .................................        585        19,633
   Medimmune, Inc.* ...................................        732        19,325
   Medtronic, Inc. ....................................      3,554       152,289
   Mellon Financial Corp. .............................      1,291        40,576
   Merck & Co., Inc. ..................................      6,632       335,844
   Mercury Interactive Corp.* .........................        245         5,625
   Meredith Corp. .....................................        145         5,561
   Merrill Lynch & Co., Inc. ..........................      2,526       102,303
   MetLife Inc. .......................................      2,065        59,472
   Micron Technology, Inc.* ...........................      1,761        35,607
   Microsoft Corp.* ...................................     15,854       867,186
   Millipore Corp.* ...................................        141         4,509
   Mirant Corp.* ......................................      1,177         8,592
   Molex Inc., Cl A ...................................        567        19,012
   Moody's Corp. ......................................        452        22,487
   Morgan Stanley .....................................      3,225       138,933
   Motorola, Inc. .....................................      6,648        96,994
   NCR Corp.* .........................................        288         9,965
   NIKE, Inc. Cl B ....................................        786        42,169
   NVIDIA Corporation* ................................        438         7,525
   Nabors Industries, Ltd* ............................        422        14,897
   National City Corp. ................................      1,783        59,285
   National Semiconductor Corp.* ......................        525        15,314
   Navistar International Corp. .......................        177         5,664
   Network Appliance, Inc.* ...........................        977        12,154
   New York Times Co. Cl A ............................        444        22,866
   Newell Rubbermaid, Inc. ............................        782        27,417
   Newmont Mining Corp Holding Co. ....................      1,147        30,201
   Nextel Communications, Inc.* .......................      2,386         7,659
   NiSource, Inc. .....................................        608        13,273
   Nicor, Inc. ........................................        130         5,948
   Noble Corporation* .................................        394        15,208
   Nordstrom, Inc. ....................................        394         8,924
   Norfolk Southern Corp. .............................      1,136        26,560
   Nortel Networks Corp.* .............................     11,234        16,289
   Northern Trust Corp. ...............................        649        28,595
   Northrop Grumman Corp. .............................        330        41,250
   Novell, Inc.* ......................................      1,062         3,409
   Novellus Systems, Inc.* ............................        425        14,450
   Nucor Corp. ........................................        228        14,829
   Occidental Petroleum Corp. .........................      1,098        32,929
   Office Depot, Inc.* ................................        903        15,170
   Omnicom Group, Inc. ................................        548        25,098
   Oracle Corp.* ......................................     16,076       152,240
   PACCAR, Inc. .......................................        339        15,026
   PG & E Corp.* ......................................      1,140        20,395
   PMC-Sierra, Inc.* ..................................        487         4,514
   PNC Financial Services Group .......................        831        43,445
   PPG Industries, Inc. ...............................        494        30,579
   PPL Corporation ....................................        431        14,257
   Pactiv Corp.* ......................................        463        11,019
   Pall Corp. .........................................        359         7,449
   Palm, Inc.* ........................................      1,696         2,985
   Parametric Technology Corp.* .......................        764         2,621
   Parker Hannifin Corp. ..............................        345        16,488
   Paychex, Inc. ......................................      1,098        34,356
   Penney (J.C.) Co., Inc. ............................        783        17,242
   Peoples Energy Corp. ...............................        104         3,792
   Peoplesoft, Inc.* ..................................        909        13,526
   Pepsi Bottling Group, Inc. .........................        827        25,472
   PepsiCo, Inc. ......................................      5,176       249,483
   PerkinElmer, Inc. ..................................        368         4,066
   Pfizer, Inc. .......................................     18,282       639,870
   Pharmacia Corp. ....................................      3,786       141,786
   Phelps Dodge Corp.* ................................        260        10,712
   Phillip Morris Cos., Inc. ..........................      6,264       273,612
   Phillips Petroleum Co. .............................      1,121        66,004
   Pinnacle West Capital Corp. ........................        248         9,796
   Pitney Bowes, Inc. .................................        704        27,963
   Placer Dome, Inc. ..................................        966        10,829
   Plum Creek Timber Co. ..............................        541        16,609
   Power One, Inc.* ...................................        232         1,443
   Praxair, Inc. ......................................        478        27,232
   Proctor & Gamble Co. ...............................      3,805       339,787
   Progress Energy, Inc. ..............................        648        33,702
   Progressive Corp. of Ohio ..........................        644        37,255
   Providian Financial Corp.* .........................        845         4,969
   Public Svc. Enterprise Group .......................        604        26,153
   Pulte Homes, Inc. ..................................        178        10,231
   QLogic Corp.* ......................................        272        10,363
   Qualcomm, Inc.* ....................................      2,253        61,935
   Quintiles Transnational Corp.* .....................        348         4,347
   Qwest Communications Intl.* ........................      4,909        13,745
   RadioShack Corp. ...................................        509        15,301
   Rational Software Corp.* ...........................        569         4,671
   Raytheon Co. .......................................      1,166        47,515
   Reebok International Ltd.* .........................        174         5,133
   Regions Financial Corp. ............................        671        23,586
   Reliant Energy, Inc. ...............................        889        15,024
   Robert Half Intl., Inc.* ...........................        516        12,023
   Rockwell Automation, Inc. ..........................        543        10,849
   Rockwell Collins ...................................        535        14,670
   Rohm Haas Co. ......................................        647        26,197

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS (CONTINUED):
   Rowan Cos., Inc. ...................................        275   $     5,899
   Royal Dutch Petroleum Co. (N.Y.) ...................      6,218       343,669
   Ryder System, Inc. .................................        181         4,903
   SBC Communications, Inc. ...........................      9,779       298,260
   SLM Corporation ....................................        455        44,090
   Sabre Group Holdings, Inc.* ........................        423        15,143
   Safeco Corp. .......................................        374        11,553
   Safeway, Inc.* .....................................      1,415        41,304
   Sanmina Corp.* .....................................      1,534         9,680
   Sara Lee Corp. .....................................      2,297        47,410
   Schering-Plough Corp. ..............................      4,292       105,583
   Schlumberger, Ltd. .................................      1,690        78,585
   Scientific-Atlanta, Inc. ...........................        459         7,551
   Sealed Air Corp.* ..................................        246         9,906
   Sears Roebuck & Co. ................................        923        50,119
   Sempra Energy ......................................        601        13,300
   Sherwin-Williams Co. ...............................        447        13,379
   Siebel Systems, Inc.* ..............................      1,386        19,709
   Sigma-Aldrich Corp. ................................        214        10,732
   Simon Property Group ...............................        515        18,973
   Snap-On, Inc. ......................................        170         5,047
   Solectron Corp.* ...................................      2,409        14,815
   SouthTrust Corp. ...................................      1,015        26,512
   Southern Co. .......................................      2,062        56,499
   Southwest Airlines Co. .............................      2,259        36,505
   Sprint Corp.  (FON Gp.) ............................      2,609        27,681
   Sprint Corp.* (PCS Gp.) ............................      2,906        12,990
   St. Jude Medical, Inc.* ............................        258        19,053
   St. Paul Companies, Inc. ...........................        610        23,741
   Stanley Works ......................................        250        10,253
   Staples, Inc.* .....................................      1,369        26,969
   Starbucks Corp.* ...................................      1,130        28,081
   Starwood Hotels & Resorts ..........................        584        19,208
   State Street Corp. .................................        952        42,554
   Stillwell Financial, Inc. ..........................        651        11,848
   Stryker Corp. ......................................        578        30,929
   Sun Microsystems, Inc.* ............................      9,504        47,615
   Sunoco, Inc. .......................................        223         7,945
   Suntrust Banks, Inc. ...............................        838        56,749
   Supervalu, Inc. ....................................        390         9,567
   Symbol Technologies, Inc. ..........................        671         5,704
   Synovus Financial Corp. ............................        865        23,805
   Sysco Corp. ........................................      1,942        52,861
   T. Rowe Price Group, Inc. ..........................        362        11,903
   TJX Companies, Inc. ................................      1,580        30,984
   TMP Worldwide, Inc.* ...............................        326         7,009
   TRW, Inc. ..........................................        373        21,254
   TXU Corp. ..........................................        780        40,209
   Target Corp. .......................................      2,655       101,156
   Teco Energy, Inc. ..................................        451        11,162
   Tektronix, Inc.* ...................................        267         4,996
   Tellabs, Inc.* .....................................      1,203         7,459
   Temple-Inland, Inc. ................................        155         8,968
   Tenet Healthcare Corp.* ............................        954        68,259
   Teradyne, Inc.* ....................................        535        12,573
   Texas Instruments, Inc. ............................      5,078       120,349
   Textron, Inc. ......................................        410        19,229
   Thermo Electron Corp.* .............................        505         8,333
   Thomas & Betts Corp.* ..............................        171         3,181
   Tiffany & Co. ......................................        427        15,030
   Torchmark Corp. ....................................        355        13,561
   Toys R Us, Inc.* ...................................        616        10,762
   Transocean, Inc.* ..................................        934        29,094
   Tribune Co. ........................................        881        38,324
   Tupperware Corp. ...................................        171         3,555
   Tyco International Ltd. ............................      5,846        78,979
   UNUMProvident Corp. ................................        711        18,095
   US Bancorp .........................................      5,597       130,690
   UST, Inc. ..........................................        494        16,796
   Unilever N.V. (N.Y.) ...............................      1,673       108,410
   Union Pacific Corp. ................................        737        46,637
   Union Planters Corp. ...............................        593        19,195
   Unisys Corp.* ......................................        942         8,478
   United States Steel Group ..........................        296         5,887
   United Technologies Corp. ..........................      1,384        93,974
   UnitedHealth Group, Inc. ...........................        902        82,578
   Univision Communications, Inc. .....................        670        21,038
   Unocal Corp. .......................................        716        26,449
   V F Corp. ..........................................        322        12,626
   Veritas Software Corp.* ............................      1,198        23,708
   Verizon Communications .............................      7,972       320,076
   Viacom, Inc. Cl B* .................................      5,175       229,615
   Visteon Corp. ......................................        383         5,439
   Vitesse Semiconductor Corp.* .......................        588         1,829
   Vulcan Materials Co. ...............................        297        13,009
   Wachovia Corp. .....................................      4,007       152,987
   Wal-Mart Stores, Inc. ..............................     13,022       716,340
   Walgreen Co. .......................................      2,996       115,735
   Washington Mutual, Inc. ............................      2,852       105,838
   Waste Management, Inc. .............................      1,809        47,124
   Waters Corp.* ......................................        385        10,280
   Watson Pharmaceuticals, Inc.* ......................        312         7,884
   Wellpoint Health Networks Inc. .....................        425        33,069
   Wells Fargo & Company ..............................      5,008       250,700
   Wendy's International, Inc. ........................        335        13,343
   Weyerhaeuser Co. ...................................        640        40,864
   Whirlpool Corp. ....................................        199        13,007
   Williams Cos., Inc. ................................      1,512         9,057
   Winn-Dixie Stores, Inc. ............................        412         6,423
   Worthington Industries, Inc. .......................        250         4,525
   Wrigley (Wm.) Jr. Co. ..............................        660        36,531
   Wyeth ..............................................      3,883       198,810
   XL Capital Limited* ................................        397        33,626
   Xcel Energy, Inc. ..................................      1,154        19,353
   Xerox Corp.* .......................................      2,108        14,693
   Xilinx, Inc.* ......................................        982        22,026
   Yahoo!, Inc.* ......................................      1,750        25,830
   Yum! Brands Inc.* ..................................        868        25,389
   Zimmer Holdings, Inc.* .............................        569        20,291
   Zions Bancorporation ...............................        269        14,015
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost: $35,576,259) 97.4% ............................              $26,614,914
                                                                     ===========

----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                          Face
                                     Rate    Maturity    Amount       Value
                                     ----    --------    ------       -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
   U.S. Treasury Bill (a) ......     1.69%   07/25/02   $100,000   $    99,876
                                                                   -----------

COMMERCIAL PAPER (2.2%)
   McDonald's Corp. ............     1.98    07/01/02    615,000       614,932
                                                                   -----------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $714,808) 2.6% .......                                       714,808
                                                                   -----------

TOTAL INVESTMENTS
   (Cost: $36,291,067) 100.0% ..                                   $27,329,722
                                                                   ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2002:
                                     Expiration     Underlying Face  Unrealized
                                        Date        Amount at Value  Gain/(Loss)
                                     ----------     ---------------  ----------
PURCHASED
   3 S&P 500 Stock Index
     Futures Contracts .........     September 2002    $742,575      $(30,563)
                                                       ========      ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.7%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS:
   3Com Corp.* ........................................      9,948   $    43,771
   99 Cent Only Stores* ...............................      1,947        49,941
   A. Schulman, Inc. ..................................        800        17,159
   Abercrombie & Fitch Co. Cl A* ......................      2,764        66,668
   Activision, Inc.* ..................................      1,724        50,099
   Acxiom Corp.* ......................................      2,450        42,851
   Adtran, Inc.* ......................................      1,076        20,443
   Advance PCS* .......................................      2,578        61,717
   Advanced Fibre Communication* ......................      2,302        38,075
   Advent Software, Inc.* .............................        970        24,929
   Affiliated Computer Svcs.* .........................      3,679       174,679
   AGCO Corp.* ........................................      2,077        40,502
   AGL Resources, Inc. ................................      1,560        36,192
   Airborne Freight Corp. .............................      1,348        25,882
   Airgas, Inc.* ......................................      1,947        33,683
   AK Steel Holding Corp.* ............................      3,011        38,571
   Alaska Air Group, Inc.* ............................        727        18,975
   Albany International Corp. Cl A ....................        893        24,031
   Albemarle Corp. ....................................      1,141        35,086
   Alexander & Baldwin, Inc. ..........................      1,139        29,079
   Allete, Inc. .......................................      2,367        64,146
   Alliant Energy Corp. ...............................      2,519        64,738
   Allmerica Financial Corp. ..........................      1,479        68,330
   American Eagle Outfitters* .........................      2,011        42,513
   American Financial Group ...........................      1,917        45,816
   American Water Works Co. ...........................      2,791       120,599
   Americredit Corp.* .................................      2,387        66,955
   AmerUS Group Co. ...................................      1,128        41,849
   Ametek, Inc. .......................................        899        33,488
   Apogent Technologies, Inc.* ........................      2,979        61,278
   Apria Healthcare Group, Inc.* ......................      1,493        33,443
   Aquila, Inc. .......................................      5,009        40,072
   Arch Coal, Inc. ....................................      1,461        33,179
   Arrow Electronics, Inc.* ...........................      2,798        58,059
   Arvin Meritor, Inc. ................................      1,894        45,456
   Ascential Software Corp.* ..........................      7,106        19,826
   Associated Banc-Corp ...............................      2,121        79,983
   Astoria Financial Corp. ............................      2,509        80,413
   Atlas Air Worldwide Hldgs., Inc. ...................      1,047         3,874
   Atmel Corp.* .......................................     13,046        81,668
   Avnet, Inc.* .......................................      3,339        73,425
   Avocent Corp.* .....................................      1,254        19,964
   Bandag, Inc. .......................................        566        16,029
   Bank of Hawaii Corp. ...............................      2,036        57,008
   Banknorth Group, Inc. ..............................      4,112       106,994
   Banta Corp. ........................................        676        24,268
   Barnes & Noble, Inc.* ..............................      1,878        49,636
   Barr Laboratories, Inc.* ...........................      1,214        77,125
   Beckman Coulter, Inc. ..............................      1,723        85,978
   Belo Corporation ...................................      3,120        70,543
   BISYS Group, Inc.* .................................      3,330       110,889
   BJ's Wholesale Club, Inc.* .........................      1,979        76,192
   Black Hills Corp. ..................................        726        25,127
   Blyth, Inc. ........................................      1,290        40,274
   Bob Evans Farms, Inc. ..............................        958        30,158
   Borders Group, Inc.* ...............................      2,278        41,915
   Borg-Warner, Inc. ..................................        722        41,703
   Bowater, Inc. ......................................      1,539        83,675
   Brinker International, Inc.* .......................      2,735        86,836
   BroadWing, Inc.* ...................................      6,106        15,876
   C.H. Robinson Worldwide, Inc. ......................      2,359        79,097
   Cabot Corp. ........................................      1,737        49,765
   Cabot MicroElectronics Corp.* ......................        662        28,572
   Cadence Design Systems, Inc.* ......................      7,394       119,191
   Callaway Golf Co. ..................................      2,188        34,658
   Carlisle Companies, Inc. ...........................        829        37,288
   Carpenter Technology Corp. .........................        608        17,516
   Catalina Marketing Corp.* ..........................      1,546        43,628
   CBRL Group, Inc. ...................................      1,553        47,258
   CDW Computers Centers, Inc.* .......................      2,399       112,297
   Ceridian Corp.* ....................................      4,119        78,179
   Certegy Inc.* ......................................      1,940        71,993
   CheckFree Corp.* ...................................      2,178        34,064
   ChoicePoint, Inc.* .................................      2,379       108,173
   Church & Dwight ....................................      1,101        34,494
   Cirrus Logic, Inc.* ................................      2,298        16,936
   City National Corp. ................................      1,395        74,981
   Claire's Stores, Inc. ..............................      1,337        30,617
   Clayton Homes, Inc. ................................      3,844        60,735
   Cleco Corporation ..................................      1,232        26,981
   CNF Transportation, Inc. ...........................      1,338        50,817
   Coach Inc.* ........................................      1,238        67,966
   Commerce Bancorp, Inc.  (N.J.) .....................      1,856        82,035
   CommScope, Inc.* ...................................      1,723        21,538
   Compass Bancshares, Inc. ...........................      3,561       119,650
   Conectiv, Inc. .....................................      2,476        63,906
   Constellation Brands Inc. Cl A .....................      2,484        79,488
   Cooper Cameron Corp.* ..............................      1,510        73,114
   Copart, Inc.* ......................................      2,539        41,208
   Covance, Inc.* .....................................      1,736        32,550
   Credence Systems Corp.* ............................      1,688        29,996
   Cree,  Inc.* .......................................      2,031        26,870
   Crompton Corp. .....................................      3,167        40,379
   CSG Systems Intl., Inc.* ...........................      1,453        27,810
   Cypress Semiconductor Corp.* .......................      3,424        51,976
   Cytec Industries, Inc.* ............................      1,088        34,207
   Cytyc Corp.* .......................................      3,419        26,053
   D.R. Horton, Inc. ..................................      4,082       106,254
   Dean Foods Co* .....................................      2,511        93,660
   Dentsply International, Inc. .......................      2,181        80,501
   DeVry, Inc.* .......................................      1,950        44,538
   Dial Corp. .........................................      2,647        52,993
   Diebold, Inc. ......................................      2,008        74,778
   Dole Food Company ..................................      1,563        45,093
   Dollar Tree Stores* ................................      3,170       124,930
   Donaldson Company, Inc. ............................      1,209        42,363
   DPL, Inc. ..........................................      3,530        93,369
   DQE, Inc. ..........................................      1,993        27,902
   Dreyers Grand Ice Cream, Inc. ......................        944        64,758
   DST Systems, Inc.* .................................      3,340       152,671
   Dun & Bradstreet* ..................................      2,080        68,744
   Dycom Industries, Inc.* ............................      1,335        15,606
   E*Trade Group, Inc.* ...............................      9,913        54,125
   Eaton Vance Corp. ..................................      1,944        60,653
   Education Management Corp.* ........................        952        38,775
   Edwards (A.G.), Inc. ...............................      2,249        87,419
   Edwards Lifesciences Corp.* ........................      1,662        38,558
   EGL Inc.* ..........................................      1,336        22,659
   Electronic Arts, Inc.* .............................      3,849       254,226
   Emmis Communications Cl A* .........................      1,476        31,276
   Energizer Holdings, Inc.* ..........................      2,550        69,921
   Energy East Corporation ............................      4,024        90,942
   ENSCO International, Inc. ..........................      3,777       102,961
   Entercom Communications* ...........................      1,381        63,388
   Equitable Resources, Inc. ..........................      1,752        60,094
   Everest RE Group* ..................................      1,431        80,064
   Expeditors Int'l Wash., Inc. .......................      2,892        95,899
   Express Scripts, Inc.* .............................      2,227       111,595
   Extended Stay America, Inc.* .......................      2,563        41,572
   Fairchild Semicon Intl. Cl A* ......................      3,166        76,934

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS (CONTINUED):
   Fastenal Co. .......................................      2,117   $    81,526
   Federal Signal Corp. ...............................      1,263        30,312
   FEI Company* .......................................        902        22,108
   Ferro Corp. ........................................      1,104        33,286
   Fidelity Natl. Finl., Inc. .........................      2,668        84,309
   First Health Group Corp.* ..........................      2,824        79,185
   First Virginia Banks, Inc. .........................      1,310        70,242
   Firstmerit Corp. ...................................      2,371        65,392
   Flowserve Corporation* .............................      1,539        45,862
   FMC Corp.* .........................................        975        29,416
   FMC Technologies, Inc.* ............................      1,825        37,887
   Forest Oil Corp.* ..................................      1,308        37,186
   Fuller( H.B.) Co. ..................................        775        22,700
   Furniture Brands Intl., Inc.* ......................      1,570        47,493
   Gallagher (Arthur J.) & Co. ........................      2,402        83,229
   Gartner, Inc.* .....................................      2,356        22,146
   GATX Corp. .........................................      1,363        41,026
   Gentex Corp.* ......................................      2,108        57,907
   Gilead Sciences, Inc.* .............................      5,437       178,769
   Glatfelter .........................................      1,208        22,710
   Golden State Bancorp ...............................      3,795       137,569
   Graftech International Ltd.* .......................      1,559        19,176
   Granite Construction ...............................      1,152        29,146
   Grant Prideco, Inc.* ...............................      3,103        42,201
   Great Plains Energy, Inc. ..........................      1,727        35,144
   Greater Bay Bancorp ................................      1,409        43,341
   Greenpoint Financial Corp. .........................      2,791       137,038
   GTECH Holdings Corp.* ..............................      1,603        40,941
   Hanover Compressor Co.* ............................      1,831        24,719
   Harris Corp. .......................................      1,849        67,008
   Harsco Corp. .......................................      1,095        41,063
   Harte-Hanks, Inc. ..................................      2,631        54,067
   Hawaiian Electric Inds .............................        987        41,997
   HCC Insurance Holdings, Inc. .......................      1,736        45,744
   Health Net, Inc.* ..................................      3,503        93,775
   Helmerich & Payne, Inc. ............................      1,392        49,722
   Henry (Jack) & Associates ..........................      2,524        42,126
   Henry Schein, Inc.* ................................      1,205        53,623
   Hibernia Corp. Cl A ................................      4,467        88,402
   Hillenbrand Industries, Inc. .......................      1,752        98,375
   Hispanic Broadcasting Corp.* .......................      3,033        79,161
   HON Industries, Inc. ...............................      1,644        44,750
   Horace Mann Educators Corp. ........................      1,116        20,836
   Hormel Foods Corp. .................................      3,874        92,744
   Hospitality Properties Trust .......................      1,745        63,693
   Hubbell, Inc. Cl B .................................      1,647        56,245
   ICN Pharmaceuticals, Inc. ..........................      2,322        56,216
   IdaCorp, Inc. ......................................      1,027        28,448
   IDEC Pharmaceuticals Corp.* ........................      4,247       150,556
   Imation Corp.* .....................................        957        28,480
   IMC Global, Inc. ...................................      3,209        40,113
   INCYTE Pharmaceuticals, Inc.* ......................      1,875        13,631
   Independence Community Bank ........................      1,611        46,284
   Indymac Bancorp, Inc.* .............................      1,691        38,352
   Infocus Corp.* .....................................      1,096        12,911
   Integrated Device Tech., Inc.* .....................      2,912        52,824
   International Rectifier* ...........................      1,773        51,683
   International Speedway Corp. .......................      1,483        59,468
   Internet Security Systems, Inc. ....................      1,348        17,686
   Intersil Corp.  Cl A* ..............................      3,792        81,073
   Interstate Bakeries Corp. ..........................      1,216        35,118
   Investment Technology Grp., Inc. ...................      1,373        44,897
   Investors Financial Services .......................      1,793        60,137
   Ivax Corp.* ........................................      5,435        58,698
   J.B. Hunt Transport Svcs., Inc. ....................      1,015        29,963
   J.M. Smucker Co. ...................................      1,368        46,690
   Jacobs Engineering Group, Inc. .....................      1,516        52,726
   Kaydon Corp. .......................................        820        19,360
   Keane, Inc.* .......................................      2,114        26,214
   Kelly Services, Inc. ...............................        983        26,551
   Kemet Corp.* .......................................      2,395        42,775
   Kennametal, Inc. ...................................        934        34,184
   Korn/Ferry International* ..........................      1,035         9,419
   L-3 Communications Hldgs., Inc. ....................      2,604       140,616
   Labranche & Co.* ...................................      1,645        37,671
   Lam Research Corp.* ................................      3,555        63,919
   Lancaster Colony Corp. .............................      1,008        35,945
   Lattice Semiconductor Corp.* .......................      3,059        26,736
   Lear Corp.* ........................................      1,821        84,221
   Lee Enterprises ....................................      1,209        42,315
   Legato Systems, Inc.* ..............................      3,174        11,426
   Legg Mason, Inc. ...................................      1,793        88,467
   Lennar Corp. .......................................      1,795       109,854
   Leucadia National ..................................      1,544        48,883
   Lifepoint Hospitals Inc.* ..........................      1,076        39,070
   Lincare Holdings, Inc.* ............................      3,001        96,932
   Longs Drug Stores Corp. ............................      1,067        30,185
   Longview Fibre Co.* ................................      1,425        13,424
   LTX Corp.* .........................................      1,360        19,421
   Lubrizol Corp. .....................................      1,433        48,006
   Lyondell Petrochemical Co. .........................      3,479        52,533
   M & T Bank Corp. ...................................      2,588       221,947
   Macromedia, Inc.* ..................................      1,642        14,565
   Macrovision Corp.* .................................      1,427        18,708
   Mandalay Resort Group* .............................      1,906        52,548
   Manpower, Inc. .....................................      2,083        76,550
   Martin Marietta Materials, Inc. ....................      1,360        53,040
   McCormick & Co., Inc. ..............................      3,884       100,013
   McData Corporation Cl A* ...........................      3,162        27,857
   MDU Resources Group ................................      1,977        51,975
   Media General, Inc. Cl A ...........................        629        37,740
   Mentor Graphics Corp.* .............................      1,825        25,952
   Mercantile Bankshares Corp. ........................      1,951        80,050
   Metris Companies, Inc. .............................      1,737        14,434
   Michaels Stores, Inc.* .............................      1,843        71,877
   Micrel, Inc.* ......................................      2,593        37,287
   Microchip Technology, Inc.* ........................      5,566       152,675
   Millennium Pharmaceuticals, Inc. ...................      7,865        95,560
   Miller (Herman), Inc. ..............................      2,121        43,056
   Minerals Technologies, Inc. ........................        570        28,112
   MIPS Technologies, Inc. Cl B* ......................      1,070         5,960
   Modine Manufacturing Co. ...........................        914        22,466
   Mohawk Industries, Inc.* ...........................      1,882       115,798
   Mony Group, Inc. ...................................      1,355        46,084
   MPS Group, Inc.* ...................................      2,765        23,503
   Murphy Oil Corp. ...................................      1,276       105,270
   Mylan Laboratories, Inc. ...........................      3,512       110,101
   National Fuel Gas Co. ..............................      2,231        50,220
   National Instruments Corp.* ........................      1,435        46,724
   National-Oilwell, Inc.* ............................      2,260        47,573
   Natl. Commerce Financial Corp. .....................      5,757       151,409
   NCO Group, Inc.* ...................................        707        15,398
   Neiman-Marcus Group, Inc.* .........................      1,339        46,462
   Networks Associates, Inc.* .........................      4,097        78,948
   Neuberger Berman ...................................      1,965        71,919
   New Plan Excel Realty Trust ........................      2,644        55,075
   New York Community Bancorp, Inc. ...................      2,993        81,110
   Newport Corp.* .....................................      1,057        16,553
   Noble Energy, Inc. .................................      1,592        57,392
   Nordson Corp. ......................................        910        22,441

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS (CONTINUED):
   North Fork Bancorp, Inc. ...........................      4,572   $   182,010
   Northeast Utilities ................................      3,839        72,212
   NSTAR ..............................................      1,480        66,273
   Ocean Energy, Inc. .................................      4,889       105,944
   OGE Energy Corp. ...................................      2,176        49,743
   Ohio Casualty Corp.* ...............................      1,685        35,217
   Old Republic Intl. Corp. ...........................      3,356       105,713
   Olin Corp. .........................................      1,308        28,972
   Omnicare, Inc. .....................................      2,626        68,959
   Oneok, Inc. ........................................      1,684        36,964
   Outback Steakhouse, Inc.* ..........................      2,155        75,641
   Overseas Shipholding Group .........................        939        19,794
   Oxford Health Plans, Inc.* .........................      2,455       114,059
   Pacificare Health Systems, Inc. ....................        972        26,438
   Packaging Corp of America* .........................      2,946        58,596
   Papa John's Intl., Inc.* ...........................        572        19,099
   Park Place Entertainment* ..........................      8,430        86,408
   Patterson Dental Co.* ..............................      1,891        95,174
   Patterson UTI Energy, Inc.* ........................      2,201        62,134
   Payless Shoesource, Inc.* ..........................        609        35,109
   Pennzoil-Quaker State Co. ..........................      2,242        48,270
   Pentair, Inc. ......................................      1,374        66,062
   PepsiAmericas, Inc. ................................      4,314        64,451
   Perrigo Co.* .......................................      2,010        26,130
   Pioneer Natural Resources Co.* .....................      3,234        84,246
   Pittston Brink's Group .............................      1,514        36,336
   Plantronics, Inc.* .................................      1,271        24,162
   Plexus Corp.* ......................................      1,147        20,761
   PNM Resources, Inc. ................................      1,072        25,942
   Polycom, Inc.* .....................................      2,793        33,488
   Potlatch Corp. .....................................        775        26,366
   Potomac Electric Power Co. .........................      2,989        64,204
   Powerwave Technologies, Inc.* ......................      1,825        16,717
   Precision Castparts Corp. ..........................      1,448        47,784
   Price Communications Corp.* ........................      1,504        24,064
   Pride International, Inc.* .........................      3,714        58,161
   Protective Life Corp. ..............................      1,916        63,420
   Protein Design* ....................................      2,477        26,900
   Provident Financial Group ..........................      1,375        39,889
   Puget Energy, Inc. .................................      2,437        50,324
   Quanta Services, Inc.* .............................      1,934        19,089
   Quantum Corp.* .....................................      4,344        18,245
   Quest Diagnostics, Inc.* ...........................      2,707       232,937
   Questar Corp. ......................................      2,281        56,341
   Radian Group, Inc. .................................      2,641       129,013
   Rayonier, Inc. .....................................        773        37,977
   Reader's Digest Assn ...............................      2,781        52,088
   Republic Services, Inc.* ...........................      4,633        88,351
   Retek, Inc.* .......................................      1,457        35,405
   Reynolds & Reynolds Co. ............................      1,955        54,642
   RF Micro Devices* ..................................      4,670        35,585
   RJ Reynolds Tobacco Holdings .......................      2,555       137,331
   Rollins, Inc. ......................................        824        16,760
   Roslyn Bancorp, Inc. ...............................      2,359        51,497
   Ross Stores, Inc. ..................................      2,207        89,935
   RPM, Inc. ..........................................      3,196        48,739
   RSA Security, Inc.* ................................      1,580         7,600
   Ruddick Corp. ......................................      1,271        21,556
   Saks Incorporated* .................................      3,975        51,039
   Sandisk Corp.* .....................................      1,916        23,758
   SCANA Corp. ........................................      2,922        90,202
   Scholastic Corp.* ..................................      1,065        40,364
   SEI Investments ....................................      3,061        86,228
   Semtech Corp.* .....................................      2,038        54,415
   Sensient Technologies Corp. ........................      1,332        30,316
   Sepracor, Inc.* ....................................      2,342        22,366
   Sequa Corp. Cl A* ..................................        285        18,636
   Sierra Pacific Resources* ..........................      2,849        22,222
   Silicon Valley Bancshares* .........................      1,266        33,372
   Six Flags, Inc.* ...................................      2,580        37,281
   Smith International, Inc.* .........................      1,414        96,421
   Smithfield Foods, Inc.* ............................      3,089        57,301
   Solutia, Inc. ......................................      2,924        20,526
   Sonoco Products Co. ................................      2,689        76,152
   Sotheby's Holdings* ................................      1,715        24,439
   Sovereign Bancorp, Inc. ............................      7,267       108,642
   SPX, Inc.* .........................................      1,152       135,360
   StanCorp Financial Group, Inc. .....................        820        45,510
   Steris Corp.* ......................................      1,937        37,016
   Stewart & Stevenson Svcs., Inc. ....................        779        13,819
   Storage Technology Corp.* ..........................      2,955        47,191
   Sungard Data Sys., Inc.* ...........................      7,870       208,398
   Superior Industries Intl ...........................        710        32,838
   Swift Transportation Co., Inc. .....................      2,411        56,176
   Sybase, Inc.* ......................................      2,768        29,202
   Sykes Enterprises, Inc.* ...........................      1,128         8,673
   Sylvan Learning Systems, Inc.* .....................      1,112        22,173
   Symantec Corp.* ....................................      3,969       130,382
   Synopsys, Inc.* ....................................      2,177       119,321
   TCF Financial ......................................      2,099       103,061
   Tech Data Corp.* ...................................      1,574        59,576
   Tecumseh Products Co. Cl A .........................        506        26,858
   Teleflex, Inc. .....................................      1,092        62,408
   Telephone & Data Systems, Inc. .....................      1,636        99,060
   The Cheesecake Factory, Inc.* ......................      1,407        49,920
   The Colonial BancGroup, Inc. .......................      3,353        50,295
   The PMI Group, Inc. ................................      2,515        96,073
   Tidewater, Inc. ....................................      1,689        55,602
   Timberland Company Cl A* ...........................      1,055        37,790
   Titan Corp.* .......................................      2,150        39,324
   Tootsie Roll Inds., Inc. ...........................      1,425        54,948
   Transaction Systems Architects .....................        967        11,372
   Triad Hospitals, Inc.* .............................      2,032        86,116
   Trigon Healthcare, Inc.* ...........................      1,007       101,284
   Trinity Industries .................................      1,281        26,542
   Triquint Semiconductor Inc.* .......................      3,666        23,499
   Tyson Foods, Inc. ..................................      9,862       152,960
   Unifi, Inc.* .......................................      1,502        16,372
   United Rentals* ....................................      2,137        46,587
   Unitrin, Inc. ......................................      1,888        67,534
   Universal Corp. ....................................        722        26,497
   Universal Health Services Cl B .....................      1,672        81,928
   Valassis Communication, Inc.* ......................      1,498        54,677
   Valero Energy Corp. ................................      2,955       110,576
   Valspar Corp. ......................................      1,397        63,061
   Varco International, Inc.* .........................      2,692        47,218
   Varian Medical Systems, Inc.* ......................      1,897        76,923
   Vectren Corporation ................................      1,890        47,439
   Vertex Pharmaceutical* .............................      2,113        34,400
   Viad Corp. .........................................      2,480        64,480
   Vishay Intertechnology, Inc.* ......................      4,449        97,878
   VISX, Inc.* ........................................      1,505        16,405
   Waddell & Reed Financial, Inc. .....................      2,246        51,478
   Wallace Computer Svcs., Inc. .......................      1,156        24,854
   Washington Post Co. Cl B ...........................        260       141,700
   Wausau-Mosinee Paper Corp. .........................      1,438        17,328
   Weatherford International, Inc. ....................      3,338       144,203
   Webster Financial Corp. ............................      1,350        51,624
   Westamerica Bancorp ................................        934        36,594
   Westar Energy, Inc. ................................      2,001        30,715

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS (CONTINUED):
   Western Gas Resources ..............................        921   $    34,445
   Westwood One, Inc.* ................................      2,989        99,892
   WGL Holdings, Inc. .................................      1,331        34,473
   Whole Foods Market, Inc.* ..........................      1,578        76,091
   Williams-Sonoma, Inc.* .............................      3,211        98,449
   Wilmington Trust Corp. .............................      1,831        55,846
   Wind River Systems* ................................      2,202        11,032
   Wisconsin Energy Corp. .............................      3,192        80,662
   WPS Resources ......................................        880        35,930
   York International Corp. ...........................      1,099        37,135
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost: $25,009,446) 99.1% ............................              $22,856,650
                                                                     ===========

----------
*  Non-income producing security.

                                                         Face
                                    Rate    Maturity    Amount       Value
                                    ----    --------    ------       -----
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT (0.9%)
   U.S. Treasury Bill (a) ......    1.69%   07/25/02   $100,000   $    99,877
   U.S. Treasury Bill (a) ......    1.70    09/19/02    100,000        99,593

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $199,489) 0.9% ..........                                      199,470
                                                                  -----------
TOTAL INVESTMENTS
(Cost: $25,208,935) 100.0% .....                                  $23,056,120
                                                                  ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2002:

                                    Expiration     Underlying Face   Unrealized
                                       Date        Amount at Value   Gain/(Loss)
                                    ----------     ---------------   ----------
PURCHASED
   1 S&P MidCap 400 Stock
     Index Futures Contract ....    September 2002     $245,150       $(8,425)
                                                       ========       =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.1%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS:
BASIC MATERIALS (7.4%)
   Goldcorp Inc. ......................................     10,840   $   107,858
   Georgia Gulf Corp. .................................      3,750        99,150
   Lone Star Technologies, Inc.* ......................      2,100        48,090
   Meridian Gold Inc.* ................................     10,910       175,105
   Newmont Mining Corp Holding Co. ....................      5,910       155,610
   Nova Chemicals Corp. ...............................      3,940        88,808
   OM Group Inc.* .....................................      1,480        91,760
   Spartech Corp. .....................................      4,190       114,094
   TETRA Techonologies Inc.* ..........................      3,003        79,730
                                                                     -----------
                                                                         960,205
                                                                     -----------
CONSUMER, CYCLICAL (26.3%)
   Aeropostale Inc.* ..................................      2,520        68,972
   Argosy Gaming Corp.* ...............................      4,500       127,800
   Aztar Corp.* .......................................      4,730        98,384
   BEBE Stores Inc.* ..................................      3,450        70,001
   Borg-Warner, Inc. ..................................      1,480        85,485
   Boyd Gaming Corp.* .................................     14,800       213,120
   Brunswick Corp. ....................................      3,700       103,600
   CBRL Group, Inc. ...................................      6,190       188,362
   Champps Entertainment Inc.* ........................      7,000        85,470
   Charlotte Russe Holding Inc.* ......................      2,610        58,281
   Chico's FAS, Inc.* .................................      1,575        57,204
   Coach Inc.* ........................................      1,220        66,978
   Consolidated Graphics, Inc.* .......................      7,680       145,920
   Constellation Brands Inc. Cl A .....................      2,100        67,200
   Deb Shops Inc. .....................................      4,240       143,223
   Dress Barn, Inc.* ..................................      7,400       114,478
   Electronics Boutique Hldgs.* .......................      2,350        68,855
   Finish Line Cl A.* .................................      4,540        81,357
   Furniture Brands Intl., Inc.* ......................      5,420       163,955
   Group 1 Automotive* ................................      1,360        51,884
   Guitar Center Inc.* ................................      4,700        87,185
   Hot Topic Inc.* ....................................      2,450        65,440
   Lear Corp.* ........................................      2,220       102,675
   Lee Enterprises ....................................      1,890        66,150
   Michaels Stores, Inc.* .............................      5,050       196,950
   Mohawk Industries, Inc.* ...........................      2,706       166,500
   NVR Inc.* ..........................................        170        54,910
   Ryder System, Inc. .................................      4,190       113,506
   Ryland Group, Inc. .................................      1,580        78,605
   Sonic Automotive, Inc.* ............................      1,750        45,063
   Sonic Corp.* .......................................      2,864        89,958
   Superior Industries Intl ...........................      1,970        91,113
   Teleflex, Inc. .....................................      1,730        98,870
   Valspar Corp. ......................................      2,460       111,044
                                                                     -----------
                                                                       3,428,498
                                                                     -----------
CONSUMER, NON-CYCLICAL (5.2%)
   Church & Dwight ....................................      5,860       183,594
   CryoLife, Inc.* ....................................      2,240        35,974
   Dean Foods Co.* ....................................      3,660       136,517
   Education Management Corp.* ........................      1,863        75,880
   Fresh Del Monte Produce, Inc.* .....................      5,670       141,750
   ITT Educational Services, Inc. .....................      2,440        53,191
   Panera Bread Company* ..............................      1,644        56,669
                                                                     -----------
                                                                         683,575
                                                                     -----------
ENERGY (7.3%)
   Forest Oil Corp.* ..................................      3,200        90,976
   Lyondell Petrochemical Co. .........................      4,930        74,443
   Murphy Oil Corp. ...................................      1,130        93,225
   Premcor Inc.* ......................................        110         2,829
   Patterson UTI Energy, Inc.* ........................      5,270       148,772
   Quicksilver Resources Inc.* ........................      3,710        95,904
   Remington Oil & Gas Corp.* .........................      8,760       174,499
   Spinnaker Expl. Co.* ...............................        993        35,768
   Western Gas Resources ..............................      4,280       160,072
   XTO Energy, Inc. ...................................      3,500        72,100
                                                                     -----------
                                                                         948,588
                                                                     -----------
FINANCIAL (19.5%)
   Alabama National Bancorp ...........................      4,720       204,329
   Amcore Financial Inc. ..............................      2,220        51,437
   American Capital Strategies ........................      3,650       100,266
   Berkley (W.R.) Corp. ...............................      1,370        75,350
   Boston Private Finl. Holdings ......................      2,270        56,160
   Centerpoint Properties Trust .......................      3,200       185,632
   East West Bancorp Inc. .............................      4,510       155,685
   First Financial Holdings, Inc. .....................      2,070        67,771
   First Midwest Bancorp ..............................      9,115       253,215
   Harbor Florida Bancshares, Inc .....................      7,290       151,705
   Harleysville Group Inc. ............................      2,770        76,783
   Health Care Ppty Invs., Inc. .......................      3,940       169,026
   Healthcare Realty Trust ............................      2,960        94,720
   Hilb, Rogal & Hamilton Co. .........................      2,494       112,854
   Hudson United Bancorp ..............................      4,930       140,801
   New York Community Bancorp, Inc. ...................      3,700       100,270
   Philadelphia Cons. Hldg. Co.* ......................      1,380        62,569
   Port Financial Corp. ...............................      3,550       142,320
   R & G Financial Corp. Cl B .........................      5,470       129,694
   Scottish Annuity & Life Hldg* ......................      3,050        58,194
   Texas Regional Bancshares Cl A .....................      3,030       147,440
                                                                     -----------
                                                                       2,536,221
                                                                     -----------
HEALTHCARE (7.2%)
   CTI Molecular Imaging Inc.* ........................      1,870        42,898
   Caremark Rx Inc.* ..................................      3,067        50,606
   Edwards Lifesciences Corp.* ........................      2,886        66,955
   Exact Sciences Corp.* ..............................      2,967        47,382
   Health Net, Inc.* ..................................      7,890       211,215
   Mid Atlantic Medical Svcs.,Inc .....................      2,690        84,332
   Triad Hospitals, Inc.* .............................      2,450       103,831
   United Surgical Partners, Inc. .....................      4,930       152,731
   Varian Medical Systems, Inc.* ......................      2,098        85,074
   Wright Medical Group, Inc.* ........................      4,616        93,059
                                                                     -----------
                                                                         938,083
                                                                     -----------
INDUSTRIAL (22.3%)
   Alliant TechSystems Inc.* ..........................      3,294       210,158
   American Axle & Mfg. Holdings* .....................      4,930       146,619
   Carbo Ceramics Inc. ................................        990        36,582
   Corporate Executive Board Co.* .....................      1,920        65,761
   Covenant Transport, Inc. Cl A* .....................      8,220       174,676
   Crown Cork & Seal, Inc.* ...........................     24,430       167,347
   EDO Corp. ..........................................      2,946        83,962
   EMCOR Group Inc.* ..................................      2,400       140,881
   ESCO Technologies Inc.* ............................      2,582        90,371
   Engineered Support Systems .........................      3,322       173,742
   Expeditors Int'l Wash., Inc. .......................      4,760       157,842
   FLIR Systems Inc.* .................................      1,292        54,225
   Florida Rock Industries ............................      1,820        65,174
   Genesee & Wyoming, Inc. Cl A* ......................      4,740       106,934
   Heartland Express Inc.* ............................      6,251       149,586
   Integrated Defense Technology* .....................      1,170        34,433
   Jacobs Engineering Group, Inc. .....................      2,460        85,559
   Knight Transportation Inc.* ........................      2,970        68,874
   Kirby Corp.* .......................................      5,030       122,984
   Kulicke and Soffa Industries* ......................      2,370        29,364
   Landstar System, Inc.* .............................      2,540       271,399
   Pactiv Corp.* ......................................      4,930       117,334
   Siligan Holdings, Inc.* ............................      3,200       129,408
   Standard Pacific Corp. .............................      2,610        91,559
   Tsakos Energy Navigation* ..........................      3,200        44,800
   United Defense Inds Inc.* ..........................      3,410        78,430
                                                                     -----------
                                                                       2,898,004
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Shares      Value
                                                             ------      -----
COMMON STOCKS (CONTINUED):
TECHNOLOGY (2.5%)
   DRS Technologies Inc.* .............................      1,728   $    73,872
   Herley Industries Inc.* ............................      3,857        81,807
   JDA Software Group, Inc.* ..........................      3,490        98,627
   Varian, Inc.* ......................................      2,150        70,843
                                                                     -----------
                                                                         325,149
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost: $10,942,168) 97.7% ..........................              $12,718,323
                                                                     ===========

                                                        Face
                                    Rate    Maturity    Amount         Value
                                    ----    --------    ------         -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.3%)
   United Parcel Service .......    1.88%   07/01/02   $300,000     $   299,969
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $299,969) 2.3% ..........                                        299,969
                                                                    -----------
TOTAL INVESTMENTS
(Cost: $11,242,137) 100.0% .....                                    $13,018,292
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                    %                    Face
                                        Rating*   Rate     Maturity      Amount        Value
                                        -------   ----     --------      ------        -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.2%)
   U.S. Treasury Note ................   AAA      5.75     11/15/05   $ 1,500,000   $ 1,600,770
   U.S. Treasury Note ................   AAA      4.63     05/15/06     1,250,000     1,287,500
                                                                                    -----------
                                                                                      2,888,270
                                                                                    -----------
AGENCIES (37.5%)
   FNMA ..............................   AAA      8.00     03/01/31       129,394       137,440
   FNMA ..............................   AAA      7.50     06/01/31       221,892       232,847
   FNMA ..............................   AAA      7.00     09/01/31       394,743       408,804
   FNMA ..............................   AAA      7.00     11/01/31       291,545       301,930
   FNMA ..............................   AAA      7.50     02/01/32       400,000       419,748
   FNMA ..............................   AAA      6.00     03/01/32       800,000       798,000
   FNMA ..............................   AAA      6.00     04/01/32       399,488       398,490
   FNMA ..............................   AAA      7.00     04/01/32       599,940       621,310
   FNMA ..............................   AAA      8.00     04/01/32        98,792       104,933
   FNMA ..............................   AAA      6.50     04/01/32       738,194       752,492
   FNMA ..............................   AAA      7.50     04/01/32       189,304       198,650
   FNMA ..............................   AAA      8.00     04/01/32       349,915       371,671
   FNMA ..............................   AAA      6.00     04/01/32       496,871       495,629
   FNMA ..............................   AAA      6.00     05/01/32       349,101       348,229
   FNMA ..............................   AAA      6.50     05/01/32       497,572       507,210
   FNMA ..............................   AAA      6.50     05/01/32       599,297       610,905
   FNMA ..............................   AAA      7.50     06/01/32       146,804       154,052
   FNMA ..............................   AAA      7.00     06/01/32       250,000       258,905
   FNMA ..............................   AAA      6.50     07/01/32     1,200,000     1,223,256
   FNMA ..............................   AAA      8.00     07/15/06        73,755        76,866
   FNMA ..............................   AAA      7.00     10/25/07       830,793       872,333
   FNMA ..............................   AAA      6.00     05/01/16       236,962       241,626
   FNMA ..............................   AAA      6.50     09/01/16       144,581       149,731
   FNMA ..............................   AAA      6.00     03/01/17       198,675       202,585
   FNMA ..............................   AAA      6.50     03/01/17        98,893       102,415
   FNMA ..............................   AAA      5.50     04/01/17        98,632        98,724
   FNMA ..............................   AAA      6.00     05/01/17       198,311       202,214
   FNMA ..............................   AAA      6.50     05/01/17        99,613       103,161
   FNMA ..............................   AAA      5.50     05/01/17        99,622        99,715
   FNMA ..............................   AAA      5.50     05/01/17        99,614        99,707
   FNMA ..............................   AAA      5.50     06/01/17       200,000       200,186
   FNMA ..............................   AAA      6.00     06/01/17       450,000       458,856
   FNMA ..............................   AAA      6.50     06/01/17       250,000       258,905
   GNMA ..............................   AAA      6.50     04/15/31       186,109       189,832
   GNMA ..............................   AAA      7.00     05/15/31       300,000       311,343
   GNMA ..............................   AAA      7.00     09/15/31       199,672       207,222
   GNMA ..............................   AAA      7.00     09/15/31        93,066        96,585
   GNMA ..............................   AAA      6.50     10/15/31       349,965       356,965
   GNMA ..............................   AAA      6.50     12/15/31       149,209       152,193
   GNMA ..............................   AAA      6.50     05/15/32       148,889       151,866
   GNMA ..............................   AAA      7.00     05/15/32       149,190       154,831
                                                                                    -----------
                                                                                     13,132,362
                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                    %                    Face
                                        Rating*   Rate     Maturity      Amount        Value
                                        -------   ----     --------      ------        -----
LONG-TERM DEBT SECURITIES (CONTINUED):
BASIC MATERIALS (7.8%)
   Cytec Industries, Inc. ............   BBB      6.85     05/11/05   $   500,000   $   506,850
   Georgia-Pacific (Timber Group) ....   BBB-     8.63     04/30/25       250,000       219,735
   Millennium America Inc. ...........   BBB-     7.63     11/15/26     1,000,000       815,690
   PolyOne Corp. .....................   BBB      7.50     12/15/15       250,000       244,395
   Praxair, Inc. .....................   BBB+     6.90     11/01/06       500,000       540,715
   Solutia, Inc. .....................   BB-      6.72     10/15/37       500,000       417,500
                                                                                    -----------
                                                                                      2,744,885
                                                                                    -----------

CONSUMER CYCLICAL (7.6%)
   Fruit of the Loom, Inc. (1) .......   NR       7.00     03/15/11       152,591        58,649
   Fruit of the Loom, Inc. (1) .......   NR       7.38     11/15/23       250,000       175,000
   Hasbro, Inc. ......................   BB       8.50     03/15/06       500,000       507,500
   Kellwood, Co. .....................   BBB-     7.88     07/15/09     1,000,000       914,450
   Polaroid Corp.(1) .................   NR       7.25     01/15/07       250,000         3,125
   Tommy Hilfiger USA, Inc. ..........   BBB-     6.50     06/01/03       500,000       500,000
   Venator Group, Inc. ...............   BB+      7.00     10/15/02       500,000       503,125
                                                                                    -----------
                                                                                      2,661,849
                                                                                    -----------
CONSUMER NON-CYCLICAL (3.7%)
   Earthgrains Co. ...................   A+       8.38     08/01/03       250,000       263,428
   Supervalu, Inc. ...................   BBB      8.88     11/15/22     1,000,000     1,044,880
                                                                                    -----------
                                                                                      1,308,308
                                                                                    -----------
ENERGY (8.6%)
   Columbia Energy Group .............   BBB      6.61     11/28/02     1,000,000     1,000,540
   Enron Corp.(1) ....................   D        0.00     02/07/21     1,000,000       100,000
   Louis Dreyfus Natural Gas Corp ....   BBB      9.25     06/15/04       250,000       271,553
   Lyondell Chemical Co. .............   BB      10.25     11/01/10       500,000       500,000
   NorAm Energy Corp. ................   BBB+     6.38     11/01/03       200,000       188,468
   Williams Cos., Inc. ...............   BBB-(3)  6.50     11/15/02     1,000,000       963,920
                                                                                    -----------
                                                                                      3,024,481
                                                                                    -----------
FINANCIAL (10.0%)
   Bear Stearns Cos., Inc. ...........   A        6.63     10/01/04     1,000,000     1,051,890
   First American Corp. ..............   BBB      7.55     04/01/28       500,000       399,830
   Harleysville Group Inc. ...........   BBB+     6.75     11/15/03       250,000       256,238
   Lehman Brothers Holdings, Inc. ....   A        0.00     07/28/28     1,000,000       124,480
   Morgan (J.P.) & Co., Inc. .........   A+       0.00     04/15/27     2,500,000       424,450
   Nationwide Health Properties ......   BBB-     7.90     11/20/06       500,000       524,415
   Rank Group Financial ..............   BBB-     6.75     11/30/04       500,000       513,795
   Triad Guaranty ....................   A        7.90     01/15/28       250,000       219,311
                                                                                    -----------
                                                                                      3,514,409
                                                                                    -----------
HEALTHCARE (2.9%)
   Bausch & Lomb, Inc. ...............   BBB-     6.75     12/15/04       500,000       501,345
   Bausch & Lomb, Inc. ...............   BBB-     6.38     08/01/03       500,000       501,165
                                                                                    -----------
                                                                                      1,002,510
                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                    %                    Face
                                        Rating*   Rate     Maturity      Amount        Value
                                        -------   ----     --------      ------        -----
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (4.1%)
   Arrow Electronics, Inc. ...........   BBB      8.70     10/01/05   $   500,000   $   514,635
   Clark Equipment Co. ...............   BBB+     8.35     05/15/23       500,000       528,555
   Owens Corning(1) ..................   NR       7.00     03/15/09     1,000,000       380,000
                                                                                    -----------
                                                                                      1,423,190
                                                                                    -----------
TELECOMMUNICATIONS (0.2%)
   Metronet Communications ...........   CC       0.00(2)  06/15/08       500,000        50,000
                                                                                    -----------
UTILITIES (1.1%)
   Aquila, Inc. ......................   BBB      8.00     03/01/23       500,000       368,280
                                                                                    -----------
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $34,248,402) 91.7% ............                                              $32,118,544
                                                                                    -----------

                                         %                 Face
                                       Rate    Maturity    Amount      Value
                                       ----    --------    ------      -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (8.3%)
   Emerson Electric Co. ........        1.76   07/15/02   $660,000   $   659,483
   Pfizer Inc. .................        1.72   07/15/02    684,000       683,476
   SLM Corp. ...................        1.85   07/05/02    715,000       714,780
   Verizon Global Funding ......        1.73   07/01/02    867,000       866,917
                                                                       2,924,656

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $2,924,656) 8.3% .........................................      2,924,656
                                                                     -----------
TOTAL INVESTMENTS
(Cost: $37,173,058) 100.0% ......................................    $35,043,200
                                                                     ===========

----------
Abbreviations:   FNMA = Federal National Mortgage Association
                 GNMA = Government National Mortgage Association
                 NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.
(2) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.
(3)   Issue down-graded to below investment grade in July, 2002.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2002 is 7.7%.

*     Ratings as per Standard & Poor's Corporation, except where noted.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                            Discount                Face         Amortized
                                   Rating*    Rate%   Maturity      Amount         Cost
                                   -------  --------  --------      ------       ---------
SHORT-TERM SECURITIES:
COMMERCIAL PAPER (100%)
7-Eleven Inc. ..................   A1+/P1     1.18%   07/17/02   $ 1,000,000   $   999,093
7-Eleven Inc. ..................   A1+/P1     1.81    08/09/02     1,219,000     1,216,484
Alcoa Inc. .....................    A1/P1     1.75    07/12/02     2,102,000     2,100,670
Archer Daniels Midland .........    A1/P1     1.75    09/10/02     2,415,000     2,406,312
Abbott Laboratories ............   A1+/P1     1.74    07/31/02       689,000       687,933
Abbott Laboratories ............   A1+/P1     1.74    08/21/02     2,011,000     2,005,846
Alabama Power Company ..........    A1/P1     1.77    07/16/02       941,000       940,212
Alabama Power Company ..........    A1/P1     1.77    07/18/02     1,194,000     1,192,884
Alabama Power Company ..........    A1/P1     1.78    07/18/02       500,000       499,530
American Express Credit Corp. ..    A1/P1     1.76    08/02/02     1,200,000     1,198,003
American Express Credit Corp. ..    A1/P1     1.75    08/21/02       791,000       788,961
American Express Credit Corp. ..    A1/P1     1.76    08/14/02       231,000       230,480
Bayer Corporation ..............    A1/P1     1.77    08/05/02     1,300,000     1,297,632
Becton Dickinson & Co. .........    A1/P1     1.79    07/25/02     2,083,000     2,080,303
Bellsouth Corporation ..........    A1/P1     1.80    07/01/02       838,000       837,916
Citicorp .......................   A1+/P1     1.76    08/16/02     2,600,000     2,593,896
Coca-Cola Enterprises ..........    A1/P1     1.80    07/29/02     1,672,000     1,669,488
Donnelley (R.R.) & Sons ........    A1/P1     1.75    07/18/02     1,897,000     1,895,247
Emerson Electric Co. ...........    A1/P1     1.77    07/03/02     1,643,000     1,642,676
Emerson Electric Co. ...........    A1/P1     1.79    07/03/02       738,000       737,853
Executive Jet, Inc. ............   A1+/P1     1.79    07/10/02       500,000       499,726
Executive Jet, Inc. ............   A1+/P1     1.77    08/09/02     2,100,000     2,095,764
Gannett Co. ....................    A1/P1     1.77    07/02/02     1,372,000     1,371,797
General Electric Capital Corp. .   A1+/P1     1.77    07/09/02       414,000       413,796
General Electric Capital Corp. .   A1+/P1     1.77    07/10/02       665,000       664,639
General Electric Capital Corp. .   A1+/P1     1.77    07/11/02     1,600,000     1,599,054
Gillette Company ...............   A1+/P1     1.77    07/29/02       500,000       499,262
Household Finance Corp. ........    A1/P1     1.77    07/12/02     1,825,000     1,823,830
Intl. Lease Finance Corp. ......   A1+/P1     1.77    08/08/02     1,500,000     1,497,047
International Lease Fin. Corp. .   A1+/P1     1.77    07/01/02     1,215,000     1,214,880
Novartis Finance Corp. .........   A1+/P1     1.77    07/11/02       753,000       752,556
Novartis Finance Corp. .........   A1+/P1     1.75    07/18/02     1,106,000     1,104,978
National Rural Utilities .......    A1/P1     1.82    07/12/02       110,000       109,928
National Rural Utilities .......    A1/P1     1.79    07/19/02     2,600,000     2,597,412
Nestle Capital Corp. ...........   A1+/P1     1.75    08/05/02     2,703,000     2,698,134
Pfizer Inc. ....................   A1+/P1     1.74    07/08/02     2,000,000     1,999,129
Pitney Bowes Inc ...............   A1+/P1     1.76    08/05/02     2,600,000     2,595,290
SBC Communications Inc. ........   A1+/P1     1.75    07/08/02     1,605,000     1,604,296
SBC Communications Inc. ........   A1+/P1     1.76    07/08/02     1,020,000     1,019,550
South Carolina E&G .............    A1/P1     1.78    07/16/02     2,600,000     2,597,813
Toyota Motor Credit Corp. ......   A1+/P1     1.75    08/08/02     2,024,000     2,020,064
Verizon Network Funding ........   A1+/P1     1.79    07/16/02       900,000       899,237
Verizon Network Funding ........   A1+/P1     1.79    07/31/02     1,200,000     1,198,088
Verizon Network Funding ........   A1+/P1     1.80    07/31/02       522,000       521,164
Washington Post Co. ............    A1/P1     1.78    07/15/02     2,600,000     2,597,938
Wisconsin Electric Fuel Tr .....    A1/P1     1.82    07/12/02       616,000       615,595
                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $63,632,503) 100.0% .....                                               $63,632,386
                                                                               ===========

----------
*     The  ratings  are  provided  by  Standard  &  Poor's   Corporation/Moody's
      Investors Service, Inc.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2002 (Unaudited)

                                                                                     Mid-Cap
                                                      All America   Equity Index  Equity Index
                                                         Fund           Fund          Fund
                                                      -----------   -----------   ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $48,464,997
   Equity Index Fund -- $36,291,067
   Mid-Cap Equity Index Fund -- $25,208,935) ......   $44,318,769   $27,329,722   $23,056,120
Cash ..............................................     1,355,082         1,741       128,462
Interest and dividends receivable .................        40,440        31,276        14,322
Receivable for securities sold ....................       359,190            --            --
Receivable for daily variation in futures contracts            --            --         1,275
                                                      -----------   -----------   -----------
TOTAL ASSETS ......................................    46,073,481    27,362,739    23,200,179
                                                      -----------   -----------   -----------
LIABILITIES:
Payable for securities purchased ..................     1,165,285            --        34,663
Payable for daily variation on futures contracts ..           950         1,425            --
Dividend payable to shareholders ..................         1,567           540            20
Accrued expenses ..................................         2,293           402           417
                                                      -----------   -----------   -----------
TOTAL LIABILITIES .................................     1,170,095         2,367        35,100
                                                      -----------   -----------   -----------
NET ASSETS ........................................   $44,903,386   $27,360,372   $23,165,079
                                                      ===========   ===========   ===========

SHARES OUTSTANDING (Note 4) .......................     5,412,280     3,816,210     2,603,733
                                                      ===========   ===========   ===========

NET ASSET VALUE PER SHARE .........................         $8.30         $7.17         $8.90
                                                      ===========   ===========   ===========

                                                      Aggressive
                                                        Equity         Bond       Money Market
                                                         Fund          Fund           Fund
                                                      -----------   -----------   ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   Aggressive Equity Fund -- $11,242,137
   Bond Fund -- $37,173,058
   Money Market Fund -- $63,632,503) ..............   $13,018,292   $35,043,200   $63,632,386
Cash ..............................................       223,871        26,842         2,239
Interest and dividends receivable .................         5,551       324,717            --
Receivable for securities sold ....................       105,829            --            --
Shareholder subscriptions receivable ..............            --            --       782,160
                                                      -----------   -----------   -----------
TOTAL ASSETS ......................................    13,353,543    35,394,759    64,416,785
                                                      -----------   -----------   -----------

LIABILITIES:
Payable for securities purchased ..................            --     1,215,877            --
Dividend payable to shareholders ..................            --         3,328         3,193
Shareholder redemptions payable ...................            --            --       159,000
Accrued expenses ..................................           860         1,272         1,001
                                                      -----------   -----------   -----------
TOTAL LIABILITIES .................................           860     1,220,477       163,194
                                                      -----------   -----------   -----------
NET ASSETS ........................................   $13,352,683   $34,174,282   $64,253,591
                                                      ===========   ===========   ===========

SHARES OUTSTANDING (Note 4) .......................     1,570,025     3,598,327     6,101,995
                                                      ===========   ===========   ===========
NET ASSET VALUE PER SHARE .........................         $8.50         $9.50        $10.53
                                                      ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                                                    Mid-Cap
                                                   All America    Equity Index   Equity Index
                                                      Fund            Fund           Fund
                                                   -----------    ------------   ------------
INVESTMENT INCOME (Note 1):
   Dividends ...................................   $   272,404    $   200,906    $   116,401
   Interest ....................................        18,984          8,973          9,737
                                                   -----------    -----------    -----------
Total Investment Income ........................       291,388        209,879        126,138
                                                   -----------    -----------    -----------
Expenses (Note 2):
   Investment management fees ..................       122,375         18,256         15,023
   Directors' (independent) fees and expenses ..        12,990         12,990         12,990
   Custodian expenses ..........................        30,350         15,924         14,108
   Accounting expenses .........................        15,000         15,000         15,000
   Transfer agent fees .........................        18,582         14,997          6,098
   Registration fees and expenses ..............        13,492         12,488         11,979
   Audit .......................................         4,800          3,300          2,800
   Printing ....................................         4,898          2,989          2,589
   Legal and other .............................           893            433            415
                                                   -----------    -----------    -----------
Total Expenses before reimbursement ............       223,380         96,377         81,002
Expense reimbursement ..........................       (57,835)       (63,216)       (54,090)
                                                   -----------    -----------    -----------
NET EXPENSES ...................................       165,545         33,161         26,912
                                                   -----------    -----------    -----------
NET INVESTMENT INCOME ..........................       125,843        176,718         99,226
                                                   -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS
   (Note 1):
Net realized gain (loss) on investments
   and futures contracts:
   Net realized gain (loss) on investments .....       (61,807)      (562,941)      (128,528)
   Net realized gain (loss) on futures contracts       (95,714)       (67,570)        46,839

                                                   -----------    -----------    -----------
                                                      (157,521)      (630,511)       (81,689)
                                                   -----------    -----------    -----------
Net unrealized appreciation (depreciation)
   of investments and futures contracts:
   Net unrealized appreciation
    (depreciation) of investments ..............    (4,995,723)    (3,619,978)      (794,994)
   Net unrealized appreciation
    (depreciation) of futures contracts ........       (36,088)       (46,276)       (45,375)
                                                   -----------    -----------    -----------
                                                    (5,031,811)    (3,666,254)      (840,369)
                                                   -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS ........    (5,189,332)    (4,296,765)      (922,058)
                                                   -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................   $(5,063,489)   $(4,120,047)   $  (822,832)
                                                   ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                Aggressive
                                                  Equity          Bond        Money Market
                                                   Fund           Fund            Fund
                                                -----------    -----------    ------------
INVESTMENT INCOME (Note 1):
   Dividends ................................   $    44,651    $        --    $        --
   Interest .................................         2,393      1,011,220        570,498
                                                -----------    -----------    -----------
Total Investment Income .....................        47,044      1,011,220        570,498
                                                -----------    -----------    -----------
Expenses (Note 2):
   Investment management fees ...............        55,522         73,114         63,098
   Directors' (independent) fees and expenses        12,990         12,990         12,990
   Custodian expenses .......................        11,050          3,990          5,936
   Accounting expenses ......................        15,000         15,000         15,000
   Transfer agent fees ......................         6,106         18,101         31,343
   Registration fees and expenses ...........         6,800          9,891         11,279
   Audit ....................................         2,200          3,500          5,900
   Printing .................................         2,389          3,053          6,489
   Legal and other ..........................           286            640          1,229
                                                -----------    -----------    -----------
Total Expenses before reimbursement .........       112,343        140,279        153,264
Expense reimbursement .......................       (48,838)       (46,891)       (58,269)
                                                -----------    -----------    -----------
Net Expenses ................................        63,505         93,388         94,995
                                                -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ................       (16,461)       917,832        475,503
                                                -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .....      (518,706)       614,281           (114)
Net unrealized appreciation (depreciation)
   of investments ...........................       820,033       (491,134)          (254)
                                                -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ...........................       301,327        123,147           (368)
                                                -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................   $   284,866    $ 1,040,979    $   475,135
                                                ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                               All America Fund              Equity Index Fund                Mid-Cap Fund
                                          ---------------------------   ---------------------------   ---------------------------
                                           For the Six   For the Year    For the Six   For the Year    For the Six   For the Year
                                          Months Ended       Ended      Months Ended       Ended      Months Ended       Ended
                                          June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002  December 31,
                                           (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                          ------------   ------------   ------------   ------------   ------------   ------------
From Operations:
   Net investment income ...............  $    125,843   $    216,503   $    176,718   $    322,056   $     99,226   $    201,190
   Net realized gain (loss) on
     investments and futures contracts .      (157,521)    (1,690,737)      (630,511)      (487,056)       (81,689)      (290,240)
   Net unrealized appreciation
     (depreciation) of investments
     and futures contracts .............    (5,031,811)    (9,047,409)    (3,666,254)    (3,848,633)      (840,369)      (116,693)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ..........................    (5,063,489)   (10,521,643)    (4,120,047)    (4,013,633)      (822,832)      (205,743)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Dividend Distributions (Note 6):
   From net investment income ..........      (121,688)      (213,643)      (176,434)      (305,012)       (97,117)      (200,296)
   From capital gains ..................            --       (164,486)            --             --             --           (582)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total Distributions ....................      (121,688)      (378,129)      (176,434)      (305,012)       (97,117)      (200,878)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ....     1,624,338      8,480,128      1,937,576      2,649,077        250,000        274,732
   Dividend reinvestments ..............       120,121        374,193        175,894        303,276         97,097        200,878
   Cost of shares redeemed .............    (1,804,438)   (10,016,812)      (467,010)    (1,471,914)        (4,999)       (45,000)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS ....       (59,979)    (1,162,491)     1,646,460      1,480,439        342,098        430,610
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS ..........................    (5,245,156)   (12,062,263)    (2,650,021)    (2,838,206)      (577,851)        23,989
NET ASSETS, BEGINNING OF
   PERIOD/YEAR .........................    50,148,542     62,210,805     30,010,393     32,848,599     23,742,930     23,718,941
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS, END OF PERIOD/YEAR .........  $ 44,903,386   $ 50,148,542   $ 27,360,372   $ 30,010,393   $ 23,165,079   $ 23,742,930
                                          ============   ============   ============   ============   ============   ============
COMPONENTS OF NET ASSETS:
   Paid-in capital .....................  $ 51,270,360   $ 51,330,339   $ 37,541,504   $ 35,895,044   $ 25,962,790   $ 25,620,692
   Accumulated undistributed net
     investment income .................        12,046          7,891         20,801         20,517          4,359          2,250
   Accumulated undistributed net
     realized gain (loss) on investments
     and futures contracts .............    (2,212,417)    (2,054,896)    (1,210,025)      (579,514)      (640,830)      (559,141)
   Unrealized appreciation
     (depreciation) of investments
     and futures contracts .............    (4,166,603)       865,208     (8,991,908)    (5,325,654)    (2,161,240)    (1,320,871)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS, END OF PERIOD/YEAR .........  $ 44,903,386   $ 50,148,542   $ 27,360,372   $ 30,010,393   $ 23,165,079   $ 23,742,930
                                          ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Aggressive Equity Fund               Bond Fund                   Money Market Fund
                                       -----------------------------   ----------------------------    ----------------------------
                                        For the Six    For the Year     For the Six    For the Year     For the Six   For the Year
                                       Months Ended        Ended       Months Ended        Ended       Months Ended       Ended
                                       June 30, 2002   December 31,    June 30, 2002   December 31,    June 30, 2002  December 31,
                                        (Unaudited)        2001         (Unaudited)        2001         (Unaudited)       2001
                                       ------------    ------------    ------------    ------------    ------------    ------------
From Operations:
   Net investment income (loss) ....   $    (16,461)   $    (11,758)   $    917,832    $  1,982,358    $    475,503    $  2,659,732
   Net realized gain (loss) on
     investments ...................       (518,706)     (1,841,968)        614,281          64,078            (114)            522
   Net unrealized appreciation
     (depreciation) of investments .        820,033         357,494        (491,134)        276,337            (254)            137
                                       ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ......................        284,866      (1,496,232)      1,040,979       2,322,773         475,135       2,660,391
                                       ------------    ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income ......             --            (666)       (898,384)     (1,974,669)       (463,312)     (2,649,273)
   From capital gains ..............             --              --              --              --              --              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Total Distributions ................             --            (666)       (898,384)     (1,974,669)       (463,312)     (2,649,273)
                                       ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares         303,661         255,000         790,034       4,414,875      14,679,852      61,653,656
   Dividend reinvestments ..........             --             666         895,056       1,966,976         460,119       2,628,763
   Cost of shares redeemed .........             --              --        (317,578)     (2,274,578)    (15,060,935)    (67,739,664)
                                       ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS         303,661         255,666       1,367,512       4,107,273          79,036      (3,457,245)
                                       ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................        588,527      (1,241,232)      1,510,107       4,455,377          90,859      (3,446,127)
NET ASSETS, BEGINNING OF
   PERIOD/YEAR .....................     12,764,156      14,005,388      32,664,175      28,208,798      64,162,732      67,608,859

                                       ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR .....   $ 13,352,683    $ 12,764,156    $ 34,174,282    $ 32,664,175    $ 64,253,591    $ 64,162,732
                                       ============    ============    ============    ============    ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital .................   $ 15,609,549    $ 15,305,888    $ 35,901,287    $ 34,533,775    $ 64,213,255    $ 64,134,219
   Accumulated undistributed net
     investment income .............        (28,210)        (11,749)         16,204          (3,244)         40,919          28,728
   Accumulated undistributed
     net realized gain (loss) on
     investments ...................     (4,004,811)     (3,486,105)        386,649        (227,632)           (466)           (352)
   Unrealized appreciation
     (depreciation) of investments .      1,776,155         956,122      (2,129,858)     (1,638,724)           (117)            137
                                       ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR .....   $ 13,352,683    $ 12,764,156    $ 34,174,282    $ 32,664,175    $ 64,253,591    $ 64,162,732
                                       ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                                                                       All America Fund
                                                             --------------------------------------------------------------------
                                                             Six Months
                                                               Ended
                                                              June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                                          2002         ----------------------------------------------------
SUPPLEMENTARY DATA:                                          (Unaudited)      2001       2000        1999       1998       1997
--------------------                                         ----------      -------    -------     -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ..................   $  9.26       $ 11.31    $ 16.47     $ 15.08    $ 12.65    $ 10.98
                                                               -------       -------    -------     -------    -------    -------
Income from investment operations:
Net investment income ......................................      0.02          0.04       0.09        0.09       0.07       0.08
Net gains or losses on securities-- realized and
  unrealized ...............................................     (0.96)        (2.02)     (0.94)       3.81       2.57       2.77
                                                               -------       -------    -------     -------    -------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........................     (0.94)        (1.98)     (0.85)       3.90       2.64       2.85
                                                               -------       -------    -------     -------    -------    -------
Less dividend distributions:
From net investment income .................................     (0.02)        (0.07)     (0.09)      (0.08)      0.08)     (0.08)
From capital gains .........................................        --            --      (4.22)      (2.43)     (0.13)     (1.10)
                                                               -------       -------    -------     -------    -------    -------
TOTAL DISTRIBUTIONS ........................................     (0.02)        (0.07)     (4.31)      (2.51)     (0.21)     (1.18)
                                                               -------       -------    -------     -------    -------    -------
NET ASSET VALUE, END OF PERIOD/YEAR ........................   $  8.30       $  9.26    $ 11.31     $ 16.47    $ 15.08    $ 12.65
                                                               =======       =======    =======     =======    =======    =======

Total return (%) (b) .......................................     -10.2         -17.5       -5.3        26.0       21.0       26.0
Net assets, end of period/year ($ millions) ................      44.9          50.1       62.2        72.4       70.8       56.7
Ratio of net investment income to average
  net assets (%) ...........................................      0.52(a)       0.41       0.53        0.51       0.55       0.59
Ratio of expenses to average net assets (%) ................      0.92(a)       0.95       0.86        0.85       0.84       0.84
Ratio of expenses to average net assets after expense
  reimbursement (%) ........................................      0.68(a)       0.84       0.82        0.84       0.82       0.81
Portfolio turnover rate (%) (c) ............................     29.22         83.73     109.97       34.89      41.25      35.96

                                                              Equity Index Fund                     Mid-Cap Equity Index Fund
                                                   -----------------------------------------    --------------------------------
                                                   Six Months                                   Six Months
                                                     Ended               Years Ended              Ended            Years Ended
                                                    June 30,              December 31,           June 30,          December 31,
SELECTED PER SHARE AND                                2002        --------------------------       2002         ----------------
SUPPLEMENTARY DATA:                                (Unaudited)     2001      2000     1999(d)   (Unaudited)      2001     2000(e)
----------------------                             ----------     ------    ------    ------    -----------     ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........   $ 8.32       $ 9.56    $10.80    $10.00       $ 9.25       $ 9.41    $10.00
                                                     ------       ------    ------    ------       ------       ------    ------
Income from investment operations:
Net investment income ............................     0.05         0.09      0.10      0.08         0.04         0.08      0.02
Net gains or losses on securities --
  realized and unrealized ........................    (1.15)       (1.24)    (1.07)     0.82        (0.35)       (0.16)    (0.56)
                                                     ------       ------    ------    ------       ------       ------    ------
TOTAL FROM INVESTMENT OPERATIONS .................    (1.10)       (1.15)    (0.97)     0.90        (0.31)       (0.08)    (0.54)
                                                     ------       ------    ------    ------       ------       ------    ------
Less dividend distributions:
From net investment income .......................    (0.05)       (0.09)    (0.10)    (0.08)       (0.04)       (0.08)    (0.02)
From capital gains ...............................       --           --     (0.17)    (0.02)          --           --     (0.03)
                                                     ------       ------    ------    ------       ------       ------    ------
TOTAL DISTRIBUTIONS ..............................    (0.05)       (0.09)    (0.27)    (0.10)       (0.04)       (0.08)    (0.05)
                                                     ------       ------    ------    ------       ------       ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR ..............   $ 7.17       $ 8.32    $ 9.56    $10.80       $ 8.90       $ 9.25    $ 9.41
                                                     ======       ======    ======    ======       ======       ======    ======
Total return (%) (b) .............................    -13.2        -12.1      -9.1       9.0         -3.4         -0.9      -5.4
Net assets, end of period/year ($ millions) ......     27.4         30.0      32.8      29.5         23.2         23.7      23.7
Ratio of net investment income to average
  net assets (%) .................................     1.20(a)      1.06      0.98      1.22(a)      0.82(a)      0.88      0.75(a)
Ratio of expenses to average net assets (%) ......     0.66(a)      0.63      0.59      0.63(a)      0.67(a)      0.66      0.64(a)
Ratio of expenses to average net assets
  after expense reimbursement (%) ................     0.23(a)      0.33      0.32      0.32(a)      0.22(a)      0.33      0.32(a)
Portfolio turnover rate (%) (c) ..................     0.71         4.08      5.76      5.67         5.74        24.05     17.72

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 3, 1999.
(e)   Commenced operations September 1, 2000.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (Continued)

                                         Aggressive Equity Fund                                 Bond Fund
                                     -------------------------------   -------------------------------------------------------------
                                      Six Months                       Six Months
                                         Ended        Years Ended        Ended
                                       June 30,       December 31,       June 30,               Years Ended December 31,
SELECTED PER SHARE AND                   2002      -----------------      2002       ----------------------------------------------
SUPPLEMENTARY DATA:                  (Unaudited)     2001    2000(f)   (Unaudited)    2001        2000     1999     1998     1997
----------------------               ----------    -------   -------   ----------    -------     -------  -------  -------  -------
NET ASSET VALUE,
  BEGINNING OF PERIOD/YEAR ..........  $  8.31     $  9.30   $ 10.00     $  9.46     $  9.33     $  9.45  $ 10.41  $ 10.41  $ 10.13
                                       -------     -------   -------     -------     -------     -------  -------  -------  -------
Income from investment operations:
Net investment income ...............    (0.01)      (0.01)     0.02        0.26        0.59        0.66     0.60     0.61     0.59
Net gains or losses on securities
  -- realized and unrealized ........     0.20       (0.98)    (0.70)       0.04        0.13       (0.12)   (0.87)    0.24     0.29
                                       -------     -------   -------     -------     -------     -------  -------  -------  -------
TOTAL FROM INVESTMENT OPERATIONS ....     0.19       (0.99)    (0.68)       0.30        0.72        0.54    (0.27)    0.85     0.88
                                       -------     -------   -------     -------     -------     -------  -------  -------  -------
Less dividend distributions:
From net investment income ..........       --          --     (0.02)      (0.26)      (0.59)      (0.66)   (0.60)   (0.62)   (0.59)
From capital gains ..................       --          --        --          --          --          --    (0.09)   (0.23)   (0.01)
                                       -------     -------   -------     -------     -------     -------  -------  -------  -------
TOTAL DISTRIBUTIONS .................       --          --     (0.02)      (0.26)      (0.59)      (0.66)   (0.69)   (0.85)   (0.60)
                                       -------     -------   -------     -------     -------     -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD/YEAR .  $  8.50     $  8.31   $  9.30        9.50     $  9.46     $  9.33  $  9.45  $ 10.41  $ 10.41
                                       =======     =======   =======     =======     =======     =======  =======  =======  =======

Total return (%) (b) ................      2.3       -10.6      -6.7         3.2         7.8(e)      5.9     -3.5      8.3      8.9
Net assets, end of period/year
  ($ millions) ......................     13.4        12.8      14.0        34.2        32.7        28.2     28.7     25.2     22.1
Ratio of net investment income
  (loss) to average net assets (%) ..    -0.25(a)    -0.09      0.78(a)      559(a)     6.28        6.93     6.23     5.84     5.69
Ratio of expenses to average
  net assets (%) ....................     1.70(a)     1.79      1.52(a)     0.85(a)     0.85        0.93     0.93     0.97     1.00
Ratio of expenses to average net
  assets after expense
  reimbursement (%) .................     0.96(a)     1.10      1.08(a)     0.57(a)     0.70        0.70     0.70     0.70     0.70
Portfolio turnover rate (%) (c) .....    53.20      214.65     59.63       38.95        8.18       18.33    10.07    33.32    56.18

                                                                       Money Market Fund
                                               ----------------------------------------------------------------
                                               Six Months
                                                 Ended
                                                June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                            2002      --------------------------------------------------
SUPPLEMENTARY DATA:                            (Unaudited)   2001       2000       1999       1998      1997(d)
----------------------                         -----------  ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF
  PERIOD/YEAR ...............................    $10.53     $10.52     $10.39     $10.23     $10.15     $10.00
                                                 ------     ------     ------     ------     ------     ------
Income from investment operations:
Net investment income .......................      0.08       0.40       0.63       0.50       0.52       0.35
Net gains or losses on securities
  -- realized and unrealized ................        --         --         --         --         --         --
                                                 ------     ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ............      0.08       0.40       0.63       0.50       0.52       0.35
                                                 ------     ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income ..................     (0.08)     (0.39)     (0.50)     (0.34)     (0.44)     (0.20)
From capital gains ..........................        --         --         --         --         --         --
                                                 ------     ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS .........................     (0.08)     (0.39)     (0.50)     (0.34)     (0.44)     (0.20)
                                                 ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD/YEAR .........    $10.53     $10.53     $10.52     $10.39     $10.23     $10.15
                                                 ======     ======     ======     ======     ======     ======
Total return (%) (b) ........................       0.7        3.8        6.1        4.9        5.3        3.5
Net assets, end of period/year
  ($ millions) ..............................      64.3       64.2       67.6       30.2        6.5       7.52
Ratio of net investment income to
  average net assets (%) ....................      1.49(a)    3.76       6.01       4.86       5.14       5.17(a)
Ratio of expenses to average net
  assets (%) ................................      0.48(a)    0.43       0.59       1.02       3.21       2.47(a)
Ratio of expenses to average net
  assets after expense reimbursement (%) ....      0.30(a)    0.40       0.40       0.40       0.40       0.40(a)
Portfolio turnover rate (%) (c) .............       N/A        N/A        N/A        N/A        N/A        N/A

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 1, 1997.
(e) In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.
(f)   Commenced operations September 1, 2000.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund, respectively. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment  Company is designed primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999 and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued on the basis of prices obtained from an independent pricing service which are believed to be reflective of fair market value. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

      Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends")

      Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with income tax regulations, which may differ from generally accepted accounting principles.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such on Sub-Advisory Agreement. Effective October 1, 2001, the number of sub-advisers was reduced from two to one.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20%, of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002.
Effective April 1, 2002, the Adviser contractually agreed to waive all non-advisory operating expenses of the funds, at which time such daily accruals were suspended. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

      The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment advisory fee remains in effect through 2002 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and futures contracts, for the six months ended June 30, 2002 was as follows:

                                                                                           Mid-Cap       Aggressive
                                                        All America      Equity Index      Equity          Equity           Bond
                                                           Fund              Fund        Index Fund         Fund            Fund
                                                        -----------      ----------      ----------      ----------      -----------
Cost of investment purchases .....................      $13,629,070      $1,880,461      $2,784,317      $7,496,019      $   960,443
                                                        ===========      ==========      ==========      ==========      ===========
Proceeds from sales of investments ...............      $13,623,213      $  202,460      $1,335,543      $6,904,065      $ 6,242,356
                                                        ===========      ==========      ==========      ==========      ===========
The cost of investment purchases
  and proceeds from sales of
  U.S. Government (excluding short-term)
  securities was as follows:
    Cost of investment purchases .................      $        --      $       --      $       --      $       --      $24,448,969
                                                        ===========      ==========      ==========      ==========      ===========
    Proceeds from sales of investments ...........      $        --      $       --      $       --      $       --      $ 5,840,411
                                                        ===========      ==========      ==========      ==========      ===========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. PURCHASES AND SALES (CONTINUED)

      For the Money Market Fund, the cost of short-term securities purchases was $308,391,068; net proceeds from sales and redemptions was $308,005,773.

      At June 30, 2002 the net unrealized appreciation (depreciation) of investments (including futures contracts) based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                              Mid-Cap     Aggressive                   Money
                                           All America     Equity Index    Equity Index     Equity         Bond        Market
                                              Fund             Fund            Fund          Fund          Fund         Fund
                                           ------------    ------------    -----------    ----------    -----------    ------
Unrealized appreciation ..............     $  6,513,843    $  1,670,942    $ 3,657,757    $2,115,422    $   440,381     $ --
Unrealized depreciation ..............       10,680,446      10,662,850      5,818,997       339,267      2,570,239      117
                                           ------------    ------------    -----------    ----------    -----------     ----
Net unrealized appreciation
  (depreciation) .....................     $ (4,166,603)   $ (8,991,908)   $(2,161,240)   $1,776,155    $(2,129,858)    $117
                                           ============    ============    ===========    ==========    ===========     ====

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At June 30, 2002 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

      Transactions in shares during the period ending June 30, 2002 were as follows:

                                                                                 Mid-Cap    Aggressive                     Money
                                                 All America   Equity Index   Equity Index    Equity        Bond           Market
                                                    Fund           Fund           Fund         Fund         Fund            Fund
                                                 -----------   ------------   ------------  ----------     -------       ----------
Shares issued ..............................       178,904        240,495        26,664       34,890        82,860        1,390,646
Shares issued as reinvestment
  of dividends .............................        14,479         24,534        10,914           --        94,244           43,696
Shares redeemed ............................      (194,559)       (57,117)         (508)          --       (33,201)      (1,426,181)
                                                  --------        -------        ------       ------       -------       ----------
Net increase (decrease) ....................        (1,176)       207,912        37,070       34,890       143,903            8,161
                                                  ========        =======        ======       ======       =======       ==========

      As at June 30, 2002, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

      All America Fund ...........  58%     Aggressive Equity Fund .......   96%
      Equity Index Fund ..........  69%     Bond Fund ....................   78%
      Mid-Cap Equity Index Fund ..  98%     Money Market Fund ............    3%

5. FUND OWNERSHIP

      In addition to the affiliated ownership as described above, other beneficial ownerships (shareholders owning 5% or more of a fund's outstanding shares) at June 30, 2002 are as follows:

      All America Fund: two shareholders, each owning 12% and 10%, respectively;

      Equity   Index  Fund:   two   shareholders,   each  owning  12%  and  11%,
respectively;

      Bond Fund: one shareholder owning 12%;

      Money Market Fund: one shareholder owning 8%.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. DIVIDENDS

      On June 28, 2002 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 27, 2002. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund.

                                                                        Mid-Cap      Aggressive                    Money
                                         All America   Equity Index   Equity Index     Equity          Bond        Market
                                            Fund           Fund          Fund           Fund           Fund         Fund
                                         -----------   ------------   ------------   -----------     --------     --------
Distribution From:
  Ordinary income ...................    $   121,688     $ 176,434     $  97,117     $        --     $898,384     $463,312
  Long-term capital gains ...........             --            --            --              --           --           --
                                         -----------     ---------     ---------     -----------     --------     --------
Total dividend distributions ........    $   121,688     $ 176,434     $  97,117     $        --     $898,384     $463,312
                                         ===========     =========     =========     =========       ========     ========

As of December 31, 2001 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

  Undistributed ordinary income .....    $        --     $      --     $   1,938     $       675     $  2,442     $ 18,268
  Undistributed long-term
    capital gains ...................    $        --     $      --     $      --     $        --     $     --     $     --
  Capital loss carryfowards .........    $(1,576,758)    $(412,359)    $(265,653)    $(2,889,150)    $(59,420)    $   (515)

7. CHANGE IN INDEPENDENT AUDITOR

      In May 2002, Arthur Andersen LLP (Arthur Andersen) was replaced as independent auditor for the Investment Company. KPMG LLP (KPMG) was selected as the Investment Company's independent auditor for 2002. The selection of KPMG as its independent auditor was made by the Investment Company's Board of Directors.

                                        MUTUAL OF AMERICA
                                        INSTITUTIONAL
                                        FUNDS, INC.

                                        Distributed by
                                        MUTUAL OF AMERICA SECURITIES CORPORATION
                                        320 PARK AVENUE
                                        NEW YORK, NY 10022-6839
                                        800-914-7816